UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 10/31/2012

Item 1 – Report to Stockholders

October 31, 2012

Annual Report

BlackRock Liquidity Funds

▶	Federal Trust Fund

▶	FedFund

▶	TempCash

▶	TempFund

▶	T-Fund

▶	Treasury Trust Fund

▶	MuniCash

▶	MuniFund

▶	California Money Fund

▶	New York Money Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Dear Shareholder

In the final months of 2011, financial markets were highly volatile but were in a mode of gradual improvement. Global central bank actions and better-than-expected economic data tempered investors’ anxiety after markets had been upended in the previous quarter by sovereign debt turmoil in the United States and Europe. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility was low and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability threatened Greece’s membership in the eurozone and debt problems in Spain grew increasingly severe. Sovereign debt yields in peripheral European countries continued to rise while finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Global economic data continued to be mixed, but the spate of downside surprises seen in the second quarter had receded and, outside of some areas of Europe, the risk of recession largely subsided. Additionally, in response to mounting debt pressures, the European Central Bank allayed fears by affirming its conviction to preserve the euro bloc. Early in September, the European Central Bank announced its plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited – and surprisingly aggressive – stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and the labor market shows solid improvement. These central bank actions boosted investor confidence and risk assets rallied globally.

European stocks continued their advance in the final month of the reporting period as progress toward fiscal integration created a more positive atmosphere for investors. However, as corporate earnings season got underway in the United States, lackluster results pointed to the fragility of global growth and pushed US equity markets down for the month of October. The period ended with increasing concern about how and when US politicians would resolve the nation’s looming fiscal crisis, known as the “fiscal cliff.”

All asset classes performed well for the 12-month period ended October 31, 2012, with the strongest returns coming from US stocks and high yield bonds. For the six-month period ended October 31, 2012, equities underperformed fixed income investments, where high yield was the leading sector. US and international stocks finished the six-month period with modest gains, while emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Although the financial world remains highly uncertain, we believe there are new avenues of opportunity – new ways to invest and new markets to consider. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Although the financial world remains highly uncertain, we believe there are new avenues of opportunity.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	2.16%	15.21%
US small cap equities (Russell 2000® Index)	0.95	12.08
International equities (MSCI Europe, Australasia, Far East Index)	2.12	4.61
Emerging market equities (MSCI Emerging Markets Index)	(1.25)	2.63
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.49	7.46
US investment grade bonds (Barclays US Aggregate Bond Index)	2.75	5.25
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.65	9.57
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.24	13.58
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended October 31, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended October 31, 2012. During the period, policymakers twice extended their rate guidance, which now suggests exceptionally low levels for the federal funds rate will be warranted at least through mid-2015.

Liquidity conditions in the funding markets improved significantly over the period due to a number of policy actions from global central banks. In response to the ongoing European sovereign debt crisis, the European Central Bank (“ECB”) expanded its long-term refinancing operations (“LTROs”) by providing eurozone banks virtually unlimited access to three-year loans and broadening the set of eligible collateral. In two separate allotments of LTRO loans, the ECB has lent eurozone banks a total of €1.02 trillion. While conditions in the bank funding market had dramatically improved, in July the ECB cut its deposit rate to zero to encourage banks to lend these funds. By September, spiraling government borrowing costs for peripheral European countries led ECB President Draghi to announce a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and is subject to strict conditionality.

In the United States, sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulative measures during the period. In late June, the FOMC announced an extension of “Operation Twist” through the end of 2012. The program involves the US Federal Reserve selling short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. While the program has helped keep long-term Treasury rates anchored, one consequence has been higher funding costs in the repurchase agreement (“repo”) market for dealers who have been forced to hold large inventories of short-dated US Treasuries. This has benefited short-term investors who have seen repo rates nearly double this year.

Operation Twist, in part, has led to an increase in short-term US Treasury yields during the 12-month period ended October 31, 2012. Yields on three-month Treasury bills averaged 0.092% for the last six months of the period, in contrast to an average yield of 0.046% in the first six months. London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with the three-month LIBOR decreasing 12 basis points to close at 0.313% as of October 31, 2012.

In September 2012, the FOMC announced another stimulus program that would expand the US Treasury’s balance sheet for the third time since the onset of the financial crisis in September 2008; however, it was the first program to be “open-ended” in terms of size. As part of this program, the FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. In addition, the FOMC will continue to reinvest principal from the Federal Reserve’s existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. The FOMC has stated that a higher rate of inflation would be acceptable in order to achieve economic expansion and employment growth. The FOMC’s stimulus programs over the past four years have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $2.8 trillion.

In the short-term tax-exempt market, money funds have endured asset outflows and a very low interest rate environment throughout the 12-month period, resulting in a 7.4% decline in tax-exempt money fund industry assets during the period to $266 billion as of October 31, 2012. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged widely between 0.06% and 0.26%, averaging 0.16% for the period. The variation in the level of the SIFMA Index is a reflection of the predominance of non-traditional buyers in the market and the continued demand for liquidity by money market funds broadly amid a lower-supply environment.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market. Additionally, VRDN new issuance remained minimal with activity consisting mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure in the form of letters of credit on VRDNs. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of October 31, 2012, representing only a nominal premium for the extension risk over VRDNs.

The economic and political climate continues to have a dramatic impact on the municipal market and tax-exempt money market funds. The US deficit crisis has federal government officials scrambling to cut spending, which results in less aid to state and local governments. At the same, the US government’s search for additional sources of revenue puts the tax exemption for municipal securities at risk. The culmination of these factors creates a very challenging environment for tax-exempt money market funds.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Fund Information as of October 31, 2012

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.03%
Dollar	0.01%	0.03%
Administration	0.01%	0.03%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	63%
U.S. Treasury Obligations	46
Liabilities in Excess of Other Assets	(9)

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	53%
Repurchase Agreements	40
U.S. Treasury Obligations	6
Other Assets Less Liabilities	1

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.16%	0.21%
Dollar	0.01%	0.06%

Portfolio Composition	Percent of Net Assets
Commercial Paper	29%
Certificates of Deposit	21
Repurchase Agreements	17
Municipal Bonds	13
U.S. Treasury Obligations	11
Corporate Notes	4
Time Deposits	3
U.S. Government Sponsored Agency Obligations	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	5

Fund Information (continued) as of October 31, 2012

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.15%	0.17%
Dollar	0.01%	0.03%
Cash Management	0.01%	0.03%
Cash Reserve	0.01%	0.03%
Administration	0.15%	0.17%
Select	0.00%	0.02%
Private Client	0.00%	0.02%
Premier	0.00%	0.02%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	37%
Repurchase Agreements	20
Commercial Paper	18
Time Deposits	11
Municipal Bonds	6
U.S. Treasury Obligations	6
Corporate Notes	1
U.S. Government Sponsored Agency Obligations	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.01%
Dollar	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%
Select	0.00%	0.01%
Premier	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	61%
U.S. Treasury Obligations	38
Other Assets Less Liabilities	1

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.01%
Dollar	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	110%
Liabilities in Excess of Other Assets	(10)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Fund Information (continued) as of October 31, 2012

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.12%	0.12%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Commercial Paper	14
Municipal Bonds	13
Municipal Put Bonds	1

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.05%	0.05%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	74%
Municipal Bonds	15
Commercial Paper	8
Municipal Put Bonds	3

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Dollar	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	66%
Municipal Bonds	18
Commercial Paper	8
Municipal Put Bonds	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	7

Fund Information (concluded) as of October 31, 2012

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.05%	0.05%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Municipal Bonds	15
Commercial Paper	3

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on May 1, 2012 and held through October 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.65	$1,000.00	$1,024.48	$0.66	0.13%
Dollar	$1,000.00	$1,000.10	$0.65	$1,000.00	$1,024.48	$0.66	0.13%
Administration	$1,000.00	$1,000.10	$0.65	$1,000.00	$1,024.48	$0.66	0.13%

FedFund
Institutional	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Dollar	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Cash Management	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Cash Reserve	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Administration	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Select	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Private Client	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Premier	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%

TempCash
Institutional	$1,000.00	$1,000.80	$0.91	$1,000.00	$1,024.23	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.66	$1,000.00	$1,023.48	$1.68	0.33%

TempFund
Institutional	$1,000.00	$1,000.80	$0.91	$1,000.00	$1,024.23	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.61	$1,000.00	$1,023.53	$1.63	0.32%
Cash Management	$1,000.00	$1,000.10	$1.61	$1,000.00	$1,023.53	$1.63	0.32%
Cash Reserve	$1,000.00	$1,000.10	$1.61	$1,000.00	$1,023.53	$1.63	0.32%
Administration	$1,000.00	$1,000.30	$1.31	$1,000.00	$1,023.83	$1.32	0.26%
Select	$1,000.00	$1,000.00	$1.66	$1,000.00	$1,023.48	$1.68	0.33%
Private Client	$1,000.00	$1,000.00	$1.66	$1,000.00	$1,023.48	$1.68	0.33%
Premier	$1,000.00	$1,000.00	$1.66	$1,000.00	$1,023.48	$1.68	0.33%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	9

Expense Example (concluded)
	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.38	$0.76	0.15%
Dollar	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.38	$0.76	0.15%
Cash Management	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.38	$0.76	0.15%
Administration	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.38	$0.76	0.15%
Select	$1,000.00	$1,000.10	$0.75	$1,000.00	$1,024.38	$0.76	0.15%
Premier	$1,000.00	$1,000.10	$1.16	$1,000.00	$1,023.98	$1.17	0.23%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Dollar	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Cash Management	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Administration	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.63	$0.51	0.10%

MuniCash
Institutional	$1,000.00	$1,000.50	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.56	$1,000.00	$1,023.58	$1.58	0.31%

MuniFund
Institutional	$1,000.00	$1,000.20	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
Dollar	$1,000.00	$1,000.00	$1.21	$1,000.00	$1,023.93	$1.22	0.24%
Cash Management	$1,000.00	$1,000.00	$1.21	$1,000.00	$1,023.93	$1.22	0.24%
Administration	$1,000.00	$1,000.00	$1.21	$1,000.00	$1,023.93	$1.22	0.24%
Select	$1,000.00	$1,000.00	$1.21	$1,000.00	$1,023.93	$1.22	0.24%
Private Client	$1,000.00	$1,000.00	$1.21	$1,000.00	$1,023.93	$1.22	0.24%
Premier	$1,000.00	$1,000.00	$1.31	$1,000.00	$1,023.83	$1.32	0.26%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Dollar	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Administration	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Select	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Private Client	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Premier	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Cash Management	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Administration	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Select	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Private Client	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Premier	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	Federal Trust Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds, 0.25%, 4/02/13	$5,000	$5,000,000
Federal Farm Credit Bank Discount Notes: (a)
0.16%, 11/21/12	2,000	1,999,822
0.12%, 1/09/13	10,000	9,997,700
0.22%, 7/05/13	5,000	4,992,483
Federal Farm Credit Bank Variable Rate Notes: (b)
0.34%, 1/14/13	5,000	4,999,899
0.26%, 1/25/13	1,500	1,500,018
0.16%, 1/28/13	5,000	5,000,564
0.18%, 3/15/13	8,000	8,001,508
0.26%, 4/26/13	6,000	6,002,150
0.13%, 6/18/13	4,000	4,000,000
0.37%, 11/27/13	3,000	3,000,000
0.17%, 3/07/14	5,000	4,999,379
0.18%, 5/09/14	2,000	1,999,550
Federal Home Loan Bank Bonds:
0.16%, 1/24/13	200	199,966
0.16%, 1/25/13	4,000	3,999,549
0.16%, 2/01/13	600	599,888
0.16%, 2/01/13	400	399,925
0.18%, 2/01/13	1,000	999,980
0.13%, 2/14/13	1,000	999,801
0.17%, 2/25/13	2,100	2,099,702
0.15%, 3/18/13	4,000	3,999,682
0.16%, 4/17/13	5,000	4,999,495
0.22%, 5/17/13	2,000	1,999,750
0.24%, 5/21/13	4,000	3,999,689
Federal Home Loan Bank Discount Notes: (a)
0.20%, 11/07/12	300	299,990
0.13%, 11/21/12	6,360	6,359,541
0.18%, 1/02/13	5,000	4,998,450
0.16%, 2/15/13	2,000	1,999,058
0.15%, 2/20/13	1,000	999,538
0.17%, 4/19/13	2,400	2,398,085
Federal Home Loan Bank Variable Rate Notes: (b)
0.16%, 11/01/12	7,000	7,000,000
0.16%, 7/02/14	2,000	1,998,983
Tennessee Valley Authority Discount Notes, 0.10%, 11/08/12 (a)	15,000	14,999,708
Total U.S. Government Sponsored Agency Obligations — 63.2%		126,843,853

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 11/01/12	$4,000	$4,000,000
0.08%, 11/01/12	5,908	5,908,000
0.10%, 11/01/12	3,347	3,347,000
0.11%, 11/01/12	9,321	9,321,000
0.12%, 11/08/12	27,006	27,005,396
0.12%, 11/23/12	9,150	9,149,329
0.13%, 11/23/12	15,000	14,998,854
0.13%, 11/29/12	19,000	18,998,079
Total U.S. Treasury Obligations — 46.2%		92,727,658
Total Investments (Cost $219,571,511*) – 109.4%		219,571,511
Liabilities in Excess of Other Assets – (9.4)%		(18,915,676)

Net Assets – 100.0%		$200,655,835

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
CalSTRS	California State Teachers’
Retirement System
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority

IDRB	Industrial Development Revenue
Bonds
ISD	Independent School District
LOC	Letter of Credit
MB	Municipal Bonds
MERLOTS	Municipal Exempt Receipts
Liquidity Optional Tenders
PCRB	Pollution Control Revenue Bonds

PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROC	Reset Option Certificates
SBPA	Stand-by Bond Purchase
Agreement

SPEARS	Short Puttable Exempt Adjustable
Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	11

Schedule of Investments (concluded)	Federal Trust Fund

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$219,571,511	—	$219,571,511

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $81,103 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	FedFund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 3.63%, 2/12/13	$55,300	$55,836,819
Fannie Mae Discount Notes: (a)
0.15%, 11/21/12	69,240	69,234,230
0.15%, 11/28/12	71,927	71,919,178
0.12%, 1/02/13	145,278	145,247,976
0.16%, 2/13/13	14,000	13,993,529
0.16%, 2/14/13	19,100	19,091,087
0.16%, 3/06/13	33,400	33,381,444
Fannie Mae Variable Rate Notes: (b)
0.24%, 12/20/12	40,000	40,002,732
0.34%, 12/20/12	200,000	199,994,587
0.34%, 1/10/13	175,000	174,993,240
0.34%, 5/17/13	20,000	19,996,670
0.19%, 11/08/13	128,500	128,460,307
Federal Farm Credit Bank Discount Notes: (a)
0.22%, 7/03/13	50,000	49,925,444
0.22%, 7/05/13	65,000	64,902,283
Federal Farm Credit Bank Variable Rate Notes: (b)
0.34%, 1/14/13	45,000	44,999,093
0.16%, 1/28/13	5,000	5,000,564
0.13%, 6/18/13	90,000	90,000,000
0.37%, 11/27/13	52,000	52,000,000
0.14%, 1/21/14	87,000	86,962,797
0.17%, 3/07/14	200,000	199,975,156
0.18%, 5/09/14	148,000	147,966,709
0.24%, 9/29/14	61,875	61,919,838
Federal Home Loan Bank Bonds:
0.23%, 11/06/12	50,000	50,000,425
0.20%, 11/07/12	85,000	84,999,953
0.20%, 11/07/12	62,000	62,000,327
0.19%, 11/21/12	92,500	92,501,133
0.20%, 11/23/12	100,000	100,001,940
0.20%, 11/28/12	100,095	100,097,426
0.20%, 12/06/12	80,000	80,002,087
0.19%, 1/14/13	10,000	10,000,633
0.17%, 2/01/13	90,000	89,994,788
0.18%, 2/01/13	94,000	93,998,099
0.17%, 2/06/13	95,000	95,000,442
0.17%, 2/06/13	40,000	39,998,092
0.16%, 2/08/13	60,000	59,990,516
0.16%, 2/08/13	35,000	34,995,837
0.17%, 2/11/13	75,000	74,995,206
0.18%, 2/15/13	81,000	80,992,259
0.19%, 2/15/13	13,500	13,499,820
0.17%, 2/25/13	40,000	39,994,334
0.19%, 2/27/13	71,000	70,990,021
0.19%, 2/27/13	20,000	19,999,719
0.19%, 2/28/13	37,000	36,999,437
0.20%, 3/01/13	61,000	60,995,408
0.15%, 3/18/13	21,000	20,998,331
0.16%, 4/17/13	95,000	94,990,411
0.22%, 5/17/13	40,000	39,994,991
0.24%, 5/21/13	50,000	49,996,113
0.24%, 5/21/13	46,000	45,996,424
0.23%, 5/29/13	50,000	49,993,338
0.23%, 6/04/13	100,000	99,991,753
0.25%, 7/02/13	55,000	54,992,907
0.23%, 8/28/13	23,910	23,909,410
0.50%, 8/28/13	21,750	21,802,314
Federal Home Loan Bank Discount Notes: (a)
0.18%, 1/02/13	75,000	74,976,750
0.14%, 1/16/13	131,500	131,461,134
0.16%, 1/16/13	50,000	49,983,111
0.13%, 2/01/13	100,000	99,966,778
0.13%, 2/04/13	50,000	49,982,847

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (concluded) (a)
0.14%, 2/13/13	$37,000	$36,985,036
0.16%, 2/15/13	27,000	26,987,280
0.16%, 2/20/13	20,000	19,990,133
0.16%, 3/13/13	180,000	179,897,700
0.15%, 3/15/13	85,000	84,951,276
0.16%, 4/15/13	160,000	159,886,333
0.17%, 4/19/13	180,000	179,856,350
0.21%, 5/28/13	87,000	86,894,440
0.22%, 7/11/13	70,000	69,892,200
Federal Home Loan Bank Variable Rate Notes: (b)
0.16%, 11/01/12	3,900	3,900,000
0.17%, 2/25/14	50,000	49,980,017
0.17%, 2/28/14	31,000	30,993,929
0.16%, 7/02/14	98,000	97,950,165
Freddie Mac Bonds, 0.38%, 11/30/12	5,350	5,350,857
Freddie Mac Discount Notes: (a)
0.13%, 1/07/13	41,000	40,990,080
0.16%, 2/11/13	45,385	45,364,425
0.16%, 2/19/13	30,521	30,506,079
0.17%, 2/19/13	21,000	20,989,092
0.16%, 2/25/13	305,715	305,557,387
0.15%, 2/27/13	173,000	172,914,942
0.15%, 2/28/13	347,000	346,827,946
Freddie Mac Variable Rate Notes: (b)
0.34%, 1/24/13	50,000	49,995,364
0.17%, 3/21/13	15,000	14,997,677
0.40%, 9/03/13	170,000	169,971,244
0.15%, 9/13/13	130,000	129,931,777
Total U.S. Government Sponsored Agency Obligations — 52.9%		6,438,449,926

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.14%, 2/07/13	45,000	44,982,850
0.14%, 2/28/13	320,000	319,856,258
0.19%, 3/07/13	67,000	66,954,742
0.14%, 3/14/13	127,000	126,934,313
0.20%, 8/22/13	66,000	65,894,895
U.S. Treasury Notes, 0.63%, 1/31/13	50,000	50,060,505
Total U.S. Treasury Obligations — 5.6%		674,683,563

Repurchase Agreements
Barclays Capital, Inc.,
0.22%, 11/01/12	150,000	150,000,000

(Purchased on 10/25/12 to be repurchased at $150,006,417, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.99% due from 12/20/12 to 9/15/27, aggregate par and fair value of $160,388,000 and $153,000,775, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	13

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.23%, 11/05/12	$350,000	$350,000,000

(Purchased on 10/29/12 to be repurchased at $350,015,653, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.25% due from 11/09/12 to 7/15/32, aggregate par and fair value of $341,816,000 and $357,000,725, respectively)

Barclays Capital, Inc., 0.23%, 11/05/12	600,000	600,000,000

(Purchased on 10/30/12 to be repurchased at $600,023,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.25% due from 7/30/13 to 11/15/30, aggregate par and fair value of $623,147,000 and $612,000,073, respectively)

Citigroup Global Markets, Inc., 0.33%, 11/01/12	80,000	80,000,000
(Purchased on 10/31/12 to be repurchased at $80,000,733, collateralized by Fannie Mae Bond, 4.00% due at 12/01/41, par and fair value of $77,695,255 and $82,400,000, respectively)
Credit Suisse Securities (USA) LLC, 0.25%, 11/01/12	40,000	40,000,000
(Purchased on 10/31/12 to be repurchased at $40,000,278, collateralized by U.S. Treasury Note, 0.25% due at 1/31/14, par and fair value of $40,770,000 and $40,802,004, respectively)
Deutsche Bank Securities Inc., 0.35%, 11/01/12	453,000	453,000,000

(Purchased on 10/31/12 to be repurchased at $453,004,404, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.00% to 6.38% due from 2/15/14 to 10/25/42, aggregate par and fair value of $1,666,810,890 and $476,833,131, respectively)

Deutsche Bank Securities Inc., 0.19%, 11/07/12 (c)	600,000	600,000,000

(Purchased on 9/18/12 to be repurchased at $600,196,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 23.85% due from 8/25/26 to 9/25/42, aggregate par and fair value of $3,129,519,381 and $645,139,761, respectively)

Deutsche Bank Securities Inc., 0.24%, 11/07/12 (c)	175,000	175,000,000

(Purchased on 10/11/12 to be repurchased at $175,105,000, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.50% due from 10/01/27 to 5/01/42, aggregate par and fair value of $175,016,641 and $181,089,020, respectively)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.25%, 11/07/12 (c)	$300,000	$300,000,000

(Purchased on 10/15/12 to be repurchased at $300,189,583, collateralized by various U.S. government sponsored agency obligations, 2.00% to 7.00% due from 10/16/26 to 10/01/42, aggregate par and fair value of $478,488,508 and $317,405,378, respectively)

Goldman Sachs & Co., 0.22%, 11/01/12	450,000	450,000,000

(Purchased on 10/25/12 to be repurchased at $450,019,250, collateralized by various U.S. government sponsored agency obligations, 2.03% to 6.50% due from 9/01/22 to 10/01/42, aggregate par and fair value of $1,004,060,346 and $463,500,000, respectively)

Goldman Sachs & Co., 0.30%, 11/01/12	60,942	60,942,000

(Purchased on 10/31/12 to be repurchased at $60,942,508, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.50% due from 11/01/39 to 5/01/42, aggregate par and fair value of $94,761,370 and $62,770,260, respectively)

Goldman Sachs & Co., 0.25%, 11/05/12	200,000	200,000,000

(Purchased on 10/29/12 to be repurchased at $200,009,722, collateralized by various U.S. government sponsored agency obligations, 2.84% to 5.50% due from 10/01/32 to 10/01/42, aggregate par and fair value of $276,504,675 and $206,000,001, respectively)

Goldman Sachs & Co., 0.25%, 11/05/12	200,000	200,000,000

(Purchased on 10/30/12 to be repurchased at $200,008,333, collateralized by various U.S. government sponsored agency obligations, 2.50% to 6.00% due from 2/01/27 to 10/01/42, aggregate par and fair value of $274,755,820 and $206,000,000, respectively)

Goldman Sachs & Co., 0.25%, 11/07/12	350,000	350,000,000

(Purchased on 10/31/12 to be repurchased at $350,017,014, collateralized by various U.S. government sponsored agency obligations, 1.91% to 6.50% due from 8/01/24 to 9/01/42, aggregate par and fair value of $744,569,527 and $360,500,000, respectively)

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.26%, 11/01/12	$100,000	$100,000,000
(Purchased on 10/31/12 to be repurchased at $100,000,722, collateralized by U.S. Treasury Note, 1.25% due at 3/15/14, par and fair value of $100,470,000 and $102,003,003, respectively)
HSBC Securities (USA) Inc., 0.32%, 11/01/12	100,000	100,000,000
(Purchased on 10/31/12 to be repurchased at $100,000,889, collateralized by U.S. government sponsored agency, 5.00% due at 9/01/41, par and fair value of $129,170,000 and $103,002,691, respectively)
JPMorgan Securities LLC, 0.28%, 11/01/12	67,512	67,512,000

(Purchased on 10/31/12 to be repurchased at $67,512,525, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/17 to 2/15/33, aggregate par and fair value of $75,529,330 and $68,864,934, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.27%, 11/01/12	124,591	124,591,000

(Purchased on 10/31/12 to be repurchased at $124,591,934, collateralized by various U.S. Treasury obligations, 0.00% to 1.88% due from 1/10/13 to 9/30/17, aggregate par and fair value of $120,262,900 and $127,082,821, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 11/01/12	100,000	100,000,000

(Purchased on 10/31/12 to be repurchased at $100,000,917, collateralized by various U.S. government sponsored agency obligations, 0.00% to 3.50% due from 7/25/42 to 1/20/61, aggregate par and fair value of $117,528,487 and $106,248,177, respectively)

Morgan Stanley & Co. LLC, 0.35%, 11/01/12	75,000	75,000,000

(Purchased on 10/31/12 to be repurchased at $75,000,729, collateralized by various U.S. government sponsored agency obligations, 2.18% to 3.59% due from 5/01/40 to 8/01/42, aggregate par and fair value of $130,728,427 and $77,250,000, respectively)

PNC Bank N.A., 0.35%, 11/01/12 (d)	15,800	15,800,000

(Purchased on 10/31/12 to be repurchased at $15,800,154, collateralized by various U.S. government sponsored agency obligations, 2.70% due at 6/01/42, par and fair value of $67,635,781 and $70,745,820, respectively)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.33%, 11/01/12	$100,000	$100,000,000
(Purchased on 10/31/12 to be repurchased at $100,000,917, collateralized by Federal Home Loan Discount Note, 0.00% due at 1/18/13, par and fair value of $103,025,000 and $103,002,328, respectively)
UBS Securities LLC, 0.30%, 11/01/12	185,000	185,000,000

(Purchased on 10/31/12 to be repurchased at $185,001,542, collateralized by various U.S. government sponsored agency obligations, 2.50% to 7.65% due from 12/15/12 to 10/20/42, aggregate par and fair value of $442,141,063 and $188,700,000, respectively)

Total Repurchase Agreements – 40.1%		4,876,845,000
Total Investments (Cost $11,989,978,489*) – 98.6%		11,989,978,489
Other Assets Less Liabilities – 1.4%		174,150,442

Net Assets – 100.0%		$12,164,128,931

* Cost	for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at October 31, 2012	Income
PNC Bank N.A.	–	$15,800,000	$15,800,000	$42,009

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	15

Schedule of Investments (concluded)	FedFund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$11,989,978,489	–	$11,989,978,489

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $169,987,423 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 3.8%
Mitsubishi UFJ Trust and Banking Corp., London, 0.30%, 1/28/13	$20,000	$20,000,000
National Australia Bank Ltd., London, 0.44%, 12/20/12 (a)	39,000	39,000,000
Sumitomo Trust & Banking Co. Ltd., London, 0.40%, 11/08/12	100,000	100,000,000

		159,000,000
Yankee – 17.3% (b)
Bank of Montreal, Chicago, 0.81%, 11/12/13 (a)	22,000	22,000,000
Bank of Nova Scotia, Houston: 0.31%, 2/11/13 (a)	38,000	38,000,000
0.31%, 6/17/13 (a)	23,000	23,000,000
0.34%, 10/16/13 (a)	25,000	24,998,184
0.41%, 11/01/13 (a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York: 0.43%, 11/14/12	30,000	30,000,000
0.49%, 2/19/13	35,000	35,000,000
0.39%, 4/16/13	20,000	20,000,000
0.34%, 4/22/13	20,000	20,000,000
Barclays Bank Plc, New York, 0.49%, 1/23/13	35,000	35,000,000
BNP Paribas S.A., New York: 0.38%, 12/04/12	18,500	18,500,000
0.42%, 1/02/13	18,500	18,500,000
Canadian Imperial Bank of Commerce, New York: 0.39%, 9/25/13 (a)	30,000	30,000,000
0.38%, 11/18/13 (a)	27,500	27,500,000
Credit Industriel Et Commercial, New York, 0.44%, 12/04/12	35,500	35,500,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.47%, 2/28/13 (a)	15,000	15,000,000
Rabobank Nederland N.V., New York: 0.50%, 6/18/13 (a)	35,500	35,500,000
0.43%, 10/29/13 (a)	29,500	29,500,000
Societe Generale, New York: 0.46%, 12/03/12	18,500	18,500,000
0.58%, 1/03/13	59,500	59,500,000
Sumitomo Mitsui Banking Corp., New York: 0.43%, 1/15/13	50,000	50,000,000
0.45%, 2/22/13	75,000	75,035,224
Svenska Handelsbanken, New York, 0.28%, 12/10/12	35,000	35,000,000

		721,033,408
Total Certificates of Deposit – 21.1%		880,033,408

Commercial Paper
Antalis US Funding Corp.: 0.40%, 11/01/12 (c)	17,000	17,000,000
0.48%, 2/01/13 (c)	18,000	17,977,920
Australia and New Zealand Banking Group Ltd., 0.41%, 11/12/13 (a)	26,500	26,500,000
BNP Paribas Finance, Inc., 0.36%, 1/08/13 (c)	15,000	14,989,800
Cafco LLC: 0.44%, 11/01/12 (c)	28,000	28,000,000
0.32%, 11/16/12 (c)	125,000	124,983,333
Charta LLC: 0.33%, 11/02/12 (c)	42,200	42,199,613
0.33%, 11/14/12 (c)	33,000	32,996,068
0.37%, 12/04/12 (c)	22,000	21,992,538
0.35%, 12/11/12 (c)	48,500	48,481,139

Commercial Paper	Par (000)	Value
Ciesco LLC, 0.32%, 11/16/12 (c)	$125,000	$124,983,333
Commonwealth Bank of Australia, 0.35%, 1/14/13 (a)	10,000	10,000,000
CRC Funding LLC, 0.32%, 11/14/12 (c)	50,000	49,994,222
Erste Abwicklungsanstalt: 0.61%, 11/09/12 (c)	13,000	12,998,238
0.52%, 11/19/12 (c)	12,000	11,996,880
0.52%, 11/21/12 (c)	50,000	49,985,556
0.46%, 12/05/12 (c)	50,000	49,978,278
0.55%, 3/06/13 (c)	22,500	22,457,031
Gemini Securitization Corp. LLC, 0.36%, 12/05/12 (c)	15,000	14,994,900
General Electric Capital Corp., 0.31%, 3/04/13 (c)	29,000	28,969,284
Govco LLC, 0.35%, 12/03/12 (c)	27,000	26,991,600
Kells Funding LLC: 0.43%, 12/04/12 (c)	100,000	99,960,583
0.54%, 2/04/13 (c)	50,000	49,928,750
Nieuw Amsterdam Receivables Corp., 0.20%, 11/26/12 (c)	15,000	14,997,917
Nordea North America, Inc., 0.24%, 1/15/13 (c)	50,000	49,975,000
Northern Pines Funding LLC: 0.38%, 11/26/12 (c)	37,000	36,990,236
0.38%, 12/05/12 (c)	50,000	49,982,056
Sheffield Receivables Corp., 0.26%, 1/23/13 (c)	40,000	39,976,022
Societe Generale, 0.45%, 1/31/13 (c)	38,000	37,956,775
Surrey Funding Corp., 0.35%, 2/12/13 (c)	50,000	49,949,931
Total Commercial Paper – 28.9%		1,208,187,003

Corporate Notes
HSBC Bank Plc, 1.63%, 8/12/13 (d)	28,880	29,156,343
National Australia Bank Ltd., 5.35%, 6/12/13 (d)	36,105	37,159,858
Nordea Bank Finland Plc, 0.86%, 3/08/13 (a)	22,500	22,534,591
Westpac Trust Securities Ltd., 2.63%, 1/28/13 (d)	63,800	64,132,684
Total Corporate Notes – 3.7%		152,983,476

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC), 0.19%, 11/07/12 (e)	75,000	75,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 11/07/12 (e)	50,000	50,000,000
California State Department of Water Resources RB Series 2008-2705 VRDN (Credit Suisse First Boston Liquidity Facility), 0.21%, 11/07/12 (d)(e)(f)	12,605	12,605,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.18%, 11/07/12 (e)	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.20%, 11/07/12 (e)	45,450	45,450,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	17

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.19%, 11/07/12 (e)	$7,000	$7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 11/07/12 (e)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.18%, 11/07/12 (e)	37,900	37,900,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.18%, 11/07/12 (e)	65,745	65,745,000
Maryland Community Development Adminis-tration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.20%, 11/07/12 (e)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2009-3129 VRDN (Credit Suisse First Boston Liquidity Facility), 0.21%, 11/07/12 (d)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Credit Support and Fannie Mae Liquidity Facility), 0.22%, 11/07/12 (e)	33,530	33,530,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.23%, 11/07/12 (e)	71,440	71,440,000
University of California RB Series 2011Z-1 VRDN, 0.17%, 11/07/12 (e)	17,000	17,000,000
Washington GO Series 2009-3045 VRDN (Morgan Stanley Bank Liquidity Facility), 0.27%, 11/07/12 (d)(e)(f)	12,505	12,505,000
Total Municipal Bonds – 12.7%		531,175,000

Closed-End Investment Companies (d)(e)
California – 0.1%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. LOC), 0.31%, 11/07/12	5,000	5,000,000
Multi-State – 0.2%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. SBPA), 0.33%, 11/07/12	6,900	6,900,000
New York – 0.2%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.31%, 11/07/12	8,700	8,700,000
Total Closed-End Investment Companies – 0.5%		20,600,000

Time Deposits – 3.1%
Natixis S.A., 0.21%, 11/01/12	129,000	129,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (a) 0.26%, 12/04/13	$25,000	$24,991,721
0.25%, 12/06/13	77,500	77,517,200
Total U.S. Government Sponsored Agency Obligations – 2.4%		102,508,921

U.S. Treasury Obligations
U.S. Treasury Bills: (c) 0.14%, 2/28/13	15,000	14,993,182
0.12%, 3/07/13	35,000	34,985,300
0.13%, 3/14/13	21,000	20,990,108
0.14%, 3/14/13	25,000	24,987,393
0.16%, 4/04/13	35,000	34,976,258
0.18%, 4/04/13	10,000	9,992,386
0.14%, 4/11/13	30,000	29,980,814
0.15%, 4/18/13	50,000	49,965,000
0.15%, 4/25/13	50,000	49,964,271
0.14%, 5/02/13	20,000	19,985,743
0.17%, 5/02/13	15,000	14,986,919
0.14%, 5/30/13	20,000	19,983,433
0.19%, 5/30/13	25,000	24,972,583
0.16%, 6/27/13	40,000	39,959,011
U.S. Treasury Notes, 0.50%, 5/31/13	50,000	50,092,817
Total U.S. Treasury Obligations – 10.6%		440,815,218

Repurchase Agreements
Barclays Capital, Inc.,
0.42%, 11/01/12	50,000	50,000,000

(Purchased on 10/31/12 to be repurchased at $50,000,583, collateralized by various corporate/debt obligations, 0.00% to 5.68% due from 6/20/13 to 10/15/45, aggregate par and fair value of $313,011,969 and $59,475,954, respectively)

Barclays Capital, Inc.,
0.85%, 11/26/12	25,000	25,000,000

(Purchased on 8/22/12 to be repurchased at $25,056,667, collateralized by various corporate/debt obligations, 0.00% to 9.24% due from 2/15/14 to 7/30/92, aggregate par and fair value of $276,096,104 and $28,829,976, respectively)

Citigroup Global Markets, Inc.,
0.42%, 11/01/12	50,000	50,000,000

(Purchased on 10/31/12 to be repurchased at $50,000,583, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.39% due from 12/15/17 to 12/25/41, aggregate par and fair value of $76,091,166 and $53,553,474, respectively)

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.66%, 12/05/12 (e)	$58,500	$58,500,000

(Purchased on 12/23/11 to be repurchased at $58,500,000, collateralized by various corporate/debt obligations, 0.00% to 6.24% due from 2/01/16 to 12/18/49, aggregate par and fair value of $204,560,362 and $62,651,409, respectively)

Credit Suisse Securities (USA) LLC, 0.85%, 12/05/12 (e)	20,000	20,000,000

(Purchased on 5/07/12 to be repurchased at $20,000,000, collateralized by various corporate/debt obligations, 0.00% to 6.21% due from 11/15/17 to 12/25/59, aggregate par and fair value of $74,826,785 and $21,995,478, respectively)

Deutsche Bank Securities Inc., 0.50%, 11/07/12 (g)	16,000	16,000,000

(Purchased on 10/19/12 to be repurchased at $16,023,333, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.07% due from 5/15/15 to 3/14/51, aggregate par and fair value of $860,591,563 and $18,178,394, respectively)

Deutsche Bank Securities Inc., 0.50%, 11/07/12 (g)	25,000	25,000,000

(Purchased on 10/26/12 to be repurchased at $25,036,458, collateralized by various corporate/debt obligations, 0.00% to 7.79% due from 11/15/18 to 3/14/51, aggregate par and fair value of $145,980,963 and $27,191,119, respectively)

Deutsche Bank Securities Inc., 0.32%, 11/01/12	370,000	370,000,000

(Purchased on 10/31/12 to be repurchased at $370,003,289, collateralized by various U.S. government sponsored agency obligations 0.00% to 5.50% due from 11/20/12 to 8/23/17, aggregate par and fair value of $366,229,127 and $377,400,000, respectively)

JPMorgan Securities LLC, 0.57%, 11/01/12	95,000	95,000,000

(Purchased on 10/31/12 to be repurchased at $95,001,504, collateralized by various corporate/debt obligations, 2.40% to 11.50% due from 5/01/13 to 5/20/38, aggregate par and fair value of $95,059,028 and $101,652,477, respectively)

UBS Securities LLC, 0.54%, 12/21/12	20,000	20,000,000

(Purchased on 10/24/12 to be repurchased at $20,017,400, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 7/15/13 to 11/01/31, aggregate par and fair value of $25,844,261 and $24,004,510, respectively)

Total Repurchase Agreements – 17.5%		729,500,000

Value
Total Investments (Cost $4,194,803,026*) – 100.5%	$4,194,803,026
Liabilities in Excess of Other Assets – (0.5)%	(20,036,913)

Net Assets – 100.0%	$4,174,766,113

* Cost	for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	19

Schedule of Investments (concluded)	TempCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$4,194,803,026	–	$4,194,803,026

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, bank overdraft of $(3,071,489) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 5.0%
HSBC Bank Plc, London:
0.60%, 4/05/13	$125,000	$125,000,000
0.68%, 4/30/13	170,000	170,000,000
Mitsubishi UFJ Trust and Banking Corp., London,
0.30%, 1/28/13	230,000	230,000,000
National Australia Bank Ltd., London:
0.44%, 12/20/12 (a)	360,000	360,000,000
0.42%, 1/16/13 (a)	430,000	430,000,000
0.48%, 4/10/13 (a)	500,500	500,500,000
Sumitomo Trust & Banking Co. Ltd., London:
0.40%, 11/09/12	200,000	200,000,000
0.33%, 1/24/13 (b)	200,000	199,848,456
0.32%, 1/28/13 (b)	200,000	199,846,127

		2,415,194,583
Yankee – 32.0% (c)
Bank of Montreal, Chicago:
0.32%, 1/24/13	500,000	500,000,000
0.31%, 2/07/13	400,000	399,994,565
0.31%, 2/11/13	100,000	100,000,000
0.43%, 7/17/13 (a)	361,000	361,000,000
0.39%, 10/11/13 (a)	200,000	200,000,000
0.81%, 11/12/13 (a)	300,000	300,000,000
Bank of Nova Scotia, Houston:
0.31%, 2/11/13 (a)	530,000	530,000,000
0.31%, 6/17/13 (a)	350,000	350,000,000
0.41%, 11/01/13 (a)	201,000	201,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.47%, 3/05/13	400,000	400,000,000
0.39%, 4/16/13	200,000	200,000,000
0.34%, 4/22/13	457,000	457,000,000
BNP Paribas S.A., New York:
0.38%, 12/04/12	232,500	232,500,000
0.42%, 1/02/13	236,000	236,000,000
Canadian Imperial Bank of Commerce, New York:
0.39%, 9/25/13 (a)	479,000	479,000,000
0.38%, 11/18/13 (a)	362,500	362,500,000
Credit Industriel Et Commercial, New York,
0.44%, 12/04/12	444,500	444,500,000
Mitsubishi UFJ Trust and Banking Corp., New
York, 0.47%, 2/28/13 (a)	200,000	200,000,000
Mizuho Corporate Bank Ltd., New York:
0.23%, 11/13/12	613,000	613,000,000
0.34%, 11/26/12	175,000	175,000,000
National Australia Bank Ltd., New York, 0.48%,
5/03/13 (a)	512,500	512,500,000
National Bank of Canada, New York, 0.30%,
1/04/13 (a)	400,000	400,000,000
Rabobank Nederland N.V., New York:
0.50%, 3/13/13 (a)	415,000	415,000,000
0.50%, 6/18/13 (a)	551,750	551,750,000
0.43%, 10/29/13 (a)	400,000	400,000,000
Royal Bank of Canada, New York:
0.42%, 4/02/13 (a)	530,500	530,500,000
0.45%, 5/16/13 (a)	394,500	394,500,000
0.45%, 5/29/13 (a)	150,000	150,000,000
Skandinaviska Enskilda Banken AB, New York,
0.36%, 2/01/13	200,000	200,000,000
Societe Generale, New York:
0.46%, 12/03/12	235,000	235,000,000
0.58%, 1/03/13	765,000	765,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (c)
Sumitomo Mitsui Banking Corp., New York:
0.32%, 11/29/12	$150,000	$150,008,153
0.36%, 1/07/13	500,000	500,000,000
0.36%, 1/15/13	320,000	320,000,000
0.32%, 2/01/13	330,000	330,000,000
Svenska Handelsbanken, New York:
0.20%, 12/03/12	440,000	439,990,213
0.28%, 12/10/12	475,000	475,000,000
0.25%, 1/11/13	336,000	336,000,000
Toronto Dominion Bank, New York:
0.41%, 7/26/13	370,000	370,000,000
0.32%, 10/21/13 (a)	235,000	235,000,000
Westpac Banking Corp., New York:
0.41%, 5/07/13	185,000	185,000,000
0.43%, 6/05/13	350,000	350,000,000
0.42%, 7/10/13 (a)	500,000	500,000,000

		15,486,742,931
Total Certificates of Deposit – 37.0%		17,901,937,514

Commercial Paper
Antalis US Funding Corp.:
0.40%, 11/01/12 (b)	215,000	215,000,000
0.48%, 2/01/13 (b)	197,000	196,758,347
Atlantis One Funding Corp.:
0.54%, 1/07/13 (b)	210,000	209,788,950
0.33%, 2/05/13 (b)	165,000	164,854,800
0.47%, 3/07/13 (b)	164,000	163,730,220
Australia and New Zealand Banking Group Ltd.,
0.41%, 11/12/13 (a)	400,000	400,000,000
Barton Capital LLC, 0.35%, 11/02/12 (b)	250,000	249,997,569
BNP Paribas Finance, Inc., 0.36%, 1/08/13 (b)	199,100	198,964,612
Cancara Asset Securitisation LLC, 0.20%,
11/14/12 (b)	113,000	112,991,839
Commonwealth Bank of Australia, 0.35%,
1/14/13 (a)	267,000	267,000,000
Credit Suisse Group A.G., New York:
0.24%, 11/23/12 (b)	200,000	199,970,667
0.24%, 11/26/12 (b)	510,000	509,915,000
DnB NOR Bank ASA, 0.37%, 2/14/13 (a)	560,000	560,000,000
Gemini Securitization Corp. LLC, 0.40%,
11/19/12 (b)	50,057	50,046,989
Jupiter Securitization Co. LLC, 0.19%,
11/07/12 (b)	12,000	11,999,620
Kells Funding LLC:
0.57%, 11/13/12 (b)	305,000	304,942,050
0.58%, 11/28/12 (b)	233,500	233,398,428
0.58%, 11/29/12 (b)	250,000	249,887,222
0.58%, 11/30/12 (b)	125,000	124,941,597
0.50%, 2/07/13 (b)	100,000	99,863,889
Nieuw Amsterdam Receivables Corp.:
0.20%, 11/26/12 (b)	50,000	49,993,056
0.24%, 12/10/12 (b)	150,000	149,961,000
0.26%, 1/10/13 (b)	100,000	99,949,444
0.25%, 1/23/13 (b)	200,000	199,884,723
Nordea North America, Inc.:
0.24%, 1/15/13 (b)	206,000	205,897,000
0.24%, 1/17/13 (b)	700,000	699,640,667
Northern Pines Funding LLC, 0.40%,
12/03/12 (b)	200,000	199,928,889

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	21

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
NRW.Bank:
0.21%, 11/02/12 (b)	$275,000	$274,998,396
0.21%, 11/05/12 (b)	450,000	449,989,500
0.23%, 11/16/12 (b)	100,000	99,990,417
Regency Markets No. 1 LLC, 0.21%, 11/15/12 (b)	55,069	55,064,503
Scaldis Capital LLC, 0.25%, 11/15/12 (b)	170,000	169,983,472
Societe Generale N.A., 0.45%, 1/31/13 (b)	500,000	499,431,250
Straight-A Funding LLC, 0.18%, 11/07/12 (b)	106,773	106,769,797
Westpac Banking Corp.:
0.50%, 4/02/13 (b)	451,000	450,047,889
0.48%, 8/09/13 (b)	500,000	498,126,667
Total Commercial Paper – 18.0%		8,733,708,469

Corporate Notes – 0.8%
JPMorgan Chase Bank N.A., 0.40%, 5/17/13 (a)	402,200	402,200,000

Municipal Bonds
Allen County RB (Catholic Health Partner Project) Series 2012B VRDN, 0.20%, 11/07/12 (d)	12,000	12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 11/07/12 (d)	71,700	71,700,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 11/07/12 (d)	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 11/07/12 (d)	36,150	36,150,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 11/07/12 (d)	99,750	99,750,000
California GO Series 2003B-3 VRDN (JPMorgan Chase & Co. LOC), 0.21%, 11/07/12 (d)	49,600	49,600,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 11/07/12 (d)	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 11/01/12 (d)	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 11/07/12 (d)	19,305	19,305,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 11/07/12 (d)	17,800	17,800,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 11/07/12 (d)	14,845	14,845,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.22%, 11/07/12 (d)	4,400	4,400,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.22%, 11/07/12 (d)	44,755	44,755,000

Municipal Bonds	Par (000)	Value
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.20%, 11/07/12 (d)	$43,750	$43,750,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.19%, 11/07/12 (d)	9,795	9,795,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.22%, 11/07/12 (d)	36,260	36,260,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.20%, 11/07/12 (d)	33,000	33,000,000
Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project) Series 2003 VRDN, 0.23%, 11/01/12 (d)	24,800	24,800,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 11/07/12 (d)	42,580	42,580,000
Harris County IDRB (Exxon Project) Series 1997 VRDN, 0.20%, 11/01/12 (d)	14,700	14,700,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.22%, 11/07/12 (d)	36,400	36,400,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.20%, 11/07/12 (d)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.22%, 11/07/12 (d)	28,000	28,000,000
Long Island Power Authority RB Series 2012D VRDN (TD Bank N.A. LOC), 0.19%, 11/07/12 (d)	49,000	49,000,000
Maryland Health & Higher Educational Facilities Authority RB (John Hopkins University Project) Series 2008B VRDN, 0.20%, 11/07/12 (d)	51,700	51,700,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank, N.A. SBPA), 0.18%, 11/07/12 (d)	33,800	33,800,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 11/07/12 (d)	51,400	51,400,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 11/07/12 (d)	40,305	40,305,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.23%, 11/01/12 (d)	60,700	60,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.23%, 11/01/12 (d)	178,590	178,590,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN (Chevron Corp. Guaranty), 0.20%, 11/07/12 (d)	121,600	121,600,000
Mississippi Business Finance Corporation RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.22%, 11/01/12 (d)	35,000	35,000,000

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.22%, 11/07/12 (d)	$63,860	$63,860,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 11/07/12 (d)	176,800	176,800,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/12 (d)	44,000	44,000,000
New York State Housing Finance Agency RB (Gotham West Project) Series 2012A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 11/07/12 (d)	68,500	68,500,000
New York State Housing Finance Agency RB (West 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 11/07/12 (d)	58,000	58,000,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN (Texaco Inc. Obligor), 0.23%, 11/01/12 (d)	35,000	35,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 11/07/12 (d)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.19%, 11/07/12 (d)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/12 (d)	25,580	25,580,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.A. LOC), 0.21%, 11/07/12 (d)	33,530	33,530,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.21%, 11/07/12 (d)	24,865	24,865,000
Texas RB PUTTERS Series 2012-4262 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (d)(e)(f)	259,200	259,200,000
Texas RB PUTTERS Series 2012-4263 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (d)(e)(f)	172,800	172,800,000
Texas RB PUTTERS Series 2012-4264 TRAN (JP Morgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (d)(e)(f)	114,370	114,370,000
Unita County PCRB (Chevron USA Inc. Project) Series 1993 VRDN, 0.21%, 11/01/12 (d)	60,805	60,805,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/12 (d)	66,500	66,500,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. SBPA), 0.17%, 11/07/12 (d)	35,816	35,816,000
University of Texas RB Series 2008A VRDN, 0.17%, 11/07/12 (d)	98,395	98,395,000
Vermont Student Assistance Corp RB Series 2008C-2 VRDN (State Street Bank LOC), 0.20%, 11/07/12 (d)	44,725	44,725,000
Total Municipal Bonds – 6.2%		3,007,801,000

Time Deposits	Par (000)	Value
Barclays Bank Plc, 0.16%, 11/01/12	$1,700,000	$1,700,000,000
Natixis S.A., 0.21%, 11/01/12	1,864,000	1,864,000,000
Societe Generale, 0.19%, 11/01/12	800,000	800,000,000
Svenska Handelsbanken, Inc., 0.17%, 11/01/12	900,000	900,000,000
Total Time Deposits – 10.9%		5,264,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.24%, 12/20/12 (a)	458,000	457,987,554
Freddie Mac Variable Rate Notes, 0.40%, 9/03/13 (a)	100,000	99,983,084
Total U.S. Government Sponsored Agency Obligations – 1.2%		557,970,638

U.S. Treasury Obligations
U.S. Treasury Bills: (b) 0.14%, 11/01/12	128,500	128,500,000
0.13%, 12/06/12	100,000	99,987,264
0.15%, 12/20/12	300,000	299,939,771
0.11%, 2/07/13	60,000	59,982,033
0.12%, 2/07/13	100,000	99,967,333
0.16%, 2/07/13	200,000	199,915,611
0.13%, 2/14/13	350,000	349,872,396
0.13%, 2/28/13	50,000	49,978,514
0.14%, 2/28/13	15,000	14,993,182
0.12%, 3/07/13	150,000	149,935,163
0.13%, 4/04/13	190,000	189,894,339
0.14%, 4/04/13	125,000	124,926,208
0.14%, 4/11/13	370,000	369,763,375
0.15%, 4/18/13	200,000	199,860,000
0.15%, 4/25/13	500,000	499,642,707
0.14%, 5/30/13	155,000	154,871,608
U.S. Treasury Notes: 3.63%, 12/31/12	100,000	100,563,388
0.63%, 4/30/13	100,000	100,208,999
Total U.S. Treasury Obligations – 6.6%		3,192,801,891

Repurchase Agreements
Barclays Capital, Inc.,
0.42%, 11/01/12	50,000	50,000,000

(Purchased on 10/31/12 to be repurchased at $50,000,583, collateralized by various U.S. Municipal obligations, 0.00% to 6.30% due from 4/01/21 to 5/15/50, aggregate par and fair value of $49,127,326 and $53,500,001, respectively)

Barclays Capital, Inc.,
0.79%, 11/01/12 (d)	410,000	410,000,000

(Purchased on 8/03/12 to be repurchased at $410,000,000, collateralized by various corporate/debt obligations, 0.00% to 9.00% due from 6/17/13 to 2/15/51, aggregate par and fair value of $3,848,573,214 and $504,148,740, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	23

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.27%, 11/01/12	$450,000	$450,000,000

(Purchased on 10/31/12 to be repurchased at $450,003,375, collateralized by various corporate/debt obligations, 0.00% to 8.88% due from 11/15/12 to 11/15/67, aggregate par and fair value of $436,247,331 and $472,504,807, respectively)

Credit Suisse Securities (USA) LLC, 0.85%, 12/05/12 (d)	215,000	215,000,000

(Purchased on 5/07/12 to be repurchased at $215,000,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.42% due from 8/15/16 to 12/10/49, aggregate par and fair value of $1,321,975,690 and $246,574,455, respectively)

Deutsche Bank Securities Inc., 0.23%, 11/01/12	250,000	250,000,000

(Purchased on 10/25/12 to be repurchased at $250,011,181, collateralized by various U.S. government sponsored agency obligations, 2.50% to 4.00% due from 9/01/27 to 5/01/42, aggregate par and fair value of $249,262,035 and $258,313,944, respectively)

Deutsche Bank Securities Inc., 0.25%, 11/01/12	200,000	200,000,000
(Purchased on 10/31/12 to be repurchased at $200,001,389, collateralized by U.S. Treasury bond, 8.50% due at 2/15/20, par and fair value of $133,267,700 and $204,000,108, respectively)
Deutsche Bank Securities Inc., 0.32%, 11/01/12	520,000	520,000,000

(Purchased on 10/31/12 to be repurchased at $520,004,622, collateralized by various U.S. Government sponsored agency and U.S. Treasury obligations, 0.00% to 9.80% due from 4/15/13 to 7/15/22, aggregate par and fair value of $508,744,930 and $530,400,046, respectively)

Deutsche Bank Securities Inc., 0.35%, 11/01/12	800,000	800,000,000

(Purchased on 10/31/12 to be repurchased at $800,007,778, collateralized by various U.S. government sponsored agency obligations, 0.00% to 119.52% due from 1/15/14 to 10/15/42, aggregate par and fair value of $2,088,875,456 and $857,539,648, respectively)

Deutsche Bank Securities Inc., 0.58%, 11/02/12	200,000	200,000,000

(Purchased on 8/01/12 to be repurchased at $200,299,667, collateralized by various corporate/debt obligations, 0.00% to 11.63% due from 4/12/13 to 8/07/52, aggregate par and fair value of $1,416,648,021 and $242,452,378, respectively)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.25%, 11/05/12	$675,000	$675,000,000

(Purchased on 10/30/12 to be repurchased at $675,028,125, collateralized by various U.S. government sponsored agency obligations, 2.50% to 6.50% due from 1/01/25 to 11/01/42, aggregate par and fair value of $795,051,080 and $695,250,000, respectively)

Deutsche Bank Securities Inc., 0.26%, 11/07/12 (g)	375,000	375,000,000

(Purchased on 10/19/12 to be repurchased at $375,284,375, collateralized by various U.S. government sponsored agency obligations, 0.00% to 38.30% due from 6/15/25 to 10/01/42, aggregate par and fair value of $2,341,054,797 and $397,522,196, respectively)

Deutsche Bank Securities Inc., 0.50%, 11/07/12 (g)	221,500	221,500,000

(Purchased on 10/19/12 to be repurchased at $221,823,021, collateralized by various corporate/debt obligations, 0.00% to 9.75% due from 5/15/15 to 2/15/51, aggregate par and fair value of $969,157,107 and $262,794,085, respectively)

Deutsche Bank Securities Inc., 0.50%, 11/07/12 (g)	355,000	355,000,000

(Purchased on 10/26/12 to be repurchased at $355,517,708, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 8/01/14 to 4/03/52, aggregate par and fair value of $2,549,109,274 and $419,406,099, respectively)

Goldman Sachs & Co., 0.22%, 11/01/12	600,000	600,000,000

(Purchased on 10/25/12 to be repurchased at $600,025,667, collateralized by various U.S. government sponsored agency obligations, 2.30% to 6.50% due from 10/01/17 to 10/01/42, aggregate par and fair value of $1,153,816,284 and $618,000,001, respectively)

Goldman Sachs & Co., 0.21%, 11/02/12	390,000	390,000,000

(Purchased on 10/26/12 to be repurchased at $390,015,925, collateralized by various U.S. government sponsored agency obligations, 2.17% to 6.50% due from 10/01/22 to 10/01/42, aggregate par and fair value of $799,758,826 and $401,700,000, respectively)

Goldman Sachs & Co., 0.25%, 11/05/12	175,000	175,000,000

(Purchased on 10/29/12 to be repurchased at $175,008,507, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.50% due from 9/01/27 to 10/01/42, aggregate par and fair value of $353,177,864 and $180,250,000, respectively)

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.29%, 11/01/12	$50,000	$50,000,000

(Purchased on 10/31/12 to be repurchased at $50,000,403, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.60% due from 5/02/13 to 6/15/36, aggregate par and fair value of $125,958,000 and $52,834,188, respectively)

JPMorgan Securities LLC, 0.32%, 11/01/12	100,000	100,000,000

(Purchased on 10/31/12 to be repurchased at $100,000,889, collateralized by various corporate/debt obligations, 0.34% to 12.00% due from 5/16/14 to 12/31/99, aggregate par and fair value of $97,784,769 and $107,001,916, respectively)

JPMorgan Securities LLC, 0.57%, 11/01/12	90,000	90,000,000

(Purchased on 10/31/12 to be repurchased at $90,001,425, collateralized by various corporate/debt obligations, 4.75% to 12.50% due from 2/15/15 to 5/20/38, aggregate par and fair value of $91,612,648 and $96,302,853, respectively)

JPMorgan Securities LLC, 0.65%, 11/09/12	200,000	200,000,000

(Purchased on 9/10/12 to be repurchased at $200,216,667, collateralized by various corporate/debt obligations, 0.00% to 11.75% due from 11/02/12 to 4/29/49, aggregate par and fair value of $227,047,651 and $214,001,086, respectively)

JPMorgan Securities LLC, 0.73%, 11/19/12	200,000	200,000,000

(Purchased on 8/15/12 to be repurchased at $200,389,333, collateralized by various corporate/debt obligations, 0.00% to 11.75% due from 11/02/12 to 4/29/49, aggregate par and fair value of $221,083,483 and $214,000,166, respectively)

JPMorgan Securities LLC, 0.70%, 12/19/12	130,000	130,000,000

(Purchased on 9/18/12 to be repurchased at $130,232,556, collateralized by various corporate/debt and foreign government sponsored agency obligations, 0.00% to 11.75% due from 12/01/12 to 11/26/46, aggregate par and fair value of $136,830,416 and $139,103,296, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 11/01/12	1,400,000	1,400,000,000

Purchased on 10/31/12 to be repurchased at $1,400,012,833, collateralized by various U.S. government sponsored agency obligations, 0.00% to 16.97% due from 11/15/22 to 11/25/42, aggregate par and fair value of $17,331,794,477 and $1,498,000,000, respectively)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.35%, 11/01/12	$500,000	$500,000,000

(Purchased on 10/31/12 to be repurchased at $500,004,861, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 7/01/24 to 9/01/42, aggregate par and fair value of $823,528,556 and $515,000,001, respectively)

PNC Bank N.A., 0.35%, 11/01/12 (h)	48,000	48,000,000

(Purchased on 10/31/12 to be repurchased at $48,000,467, collateralized by various U.S. government sponsored agency obligations, 2.70% to 4.00% due from 9/01/25 to 6/01/42, aggregate par and fair value of $336,043,985 and $350,999,511, respectively)

UBS Securities LLC, 0.30%, 11/01/12	665,000	665,000,000

(Purchased on 10/31/12 to be repurchased at $665,005,542, collateralized by various U.S. government sponsored agency obligations, 3.50% to 10.50% due from 1/25/18 to 9/01/42, aggregate par and fair value of $696,951,273 and $685,169,130, respectively)

UBS Securities LLC, 0.35%, 11/01/12	225,000	225,000,000

(Purchased on 10/31/12 to be repurchased at $225,002,188, collateralized by various corporate/debt obligations, 0.00% to 15.00% due from 12/01/12 to 12/29/99, aggregate par and fair value of $386,566,133 and $270,000,001, respectively)

UBS Securities LLC, 0.54%, 12/21/12	155,000	155,000,000

(Purchased on 10/24/12 to be repurchased at $155,134,850, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 1/15/13 to 1/15/67, aggregate par and fair value of $268,965,867 and $185,928,584, respectively)

Total Repurchase Agreements – 19.9%		9,649,500,000
Total Investments (Cost $48,709,919,512*) – 100.6%		48,709,919,512
Liabilities in Excess of Other Assets – (0.6)%		(299,561,042)

Net Assets – 100.0%		$48,410,358,470

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a US branch of a foreign domiciled bank.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	25

Schedule of Investments (concluded)	TempFund

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at October 31, 2012	Income
PNC Bank N.A.	–	$48,000,000	$48,000,000	$187,241

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$48,709,919,512	–	$48,709,919,512

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, bank overdraft of $(102,026,166) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.14%, 1/10/13	$75,000	$74,979,000
0.14%, 1/17/13	94,000	93,972,004
0.15%, 1/17/13	21,500	21,493,332
0.14%, 1/24/13	300,000	299,901,183
0.13%, 2/07/13	140,000	139,950,456
0.14%, 2/07/13	415,000	414,841,839
0.12%, 2/14/13	100,000	99,966,458
0.15%, 2/14/13	200,000	199,915,417
0.15%, 2/21/13	200,000	199,909,778
0.14%, 2/28/13	450,000	449,793,072
0.14%, 3/07/13	305,000	304,850,550
0.17%, 3/07/13	143,327	143,241,321
0.19%, 3/07/13	53,000	52,964,199
0.14%, 3/14/13	300,200	300,044,730
0.14%, 3/28/13	200,000	199,885,666
0.14%, 4/04/13	500,000	499,702,694
0.14%, 4/11/13	400,000	399,744,670
0.15%, 4/18/13	550,000	549,615,000
0.15%, 4/25/13	500,000	499,638,066
0.16%, 5/02/13	300,000	299,757,333
0.18%, 5/02/13	100,000	99,907,483
0.19%, 5/30/13	47,500	47,447,354
0.20%, 8/22/13	100,000	99,840,750
U.S. Treasury Notes:
0.50%, 11/30/12	150,000	150,042,318
1.38%, 1/15/13	500,000	501,258,842
0.63%, 1/31/13	285,000	285,326,388
0.63%, 2/28/13	370,000	370,526,183
1.38%, 3/15/13	82,000	82,354,452
0.63%, 4/30/13	110,000	110,239,696
0.50%, 5/31/13	188,500	188,804,134
1.00%, 7/15/13	200,000	201,060,527
0.38%, 7/31/13	100,000	100,142,383
0.13%, 8/31/13	50,000	49,958,084
Total U.S. Treasury Obligations – 38.2%		7,531,075,362

Repurchase Agreements
Barclays Capital, Inc.,
0.30%, 11/01/12	18,000	18,000,000
(Purchased on 10/31/12 to be repurchased at $18,005,150, collateralized by U.S. Treasury Bond obligation, 4.50% due 8/15/39, par and fair value of $13,667,700 and $18,360,119, respectively)
Barclays Capital, Inc.,
0.18%, 11/05/12	550,000	550,000,000

(Purchased on 10/30/12 to be repurchased at $550,016,500, collateralized by various U.S. Treasury obligations, 0.00% to 1.63% due from 1/15/15 to 8/15/26, aggregate par and fair value of $627,359,814 and $561,000,031, respectively)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc.,
0.27%, 11/01/12	$754,000	$754,000,000

(Purchased on 10/31/12 to be repurchased at $754,005,655, collateralized by various U.S. Treasury obligations, 0.00% to 4.00% due from 12/20/12 to 11/15/21, aggregate par and fair value of $741,216,200 and $769,080,055, respectively)

Credit Suisse Securities (USA) LLC,
0.25%, 11/01/12	595,632	595,632,000

(Purchased on 10/31/12 to be repurchased at $595,636,136, collateralized by various U.S. Treasury obligations, 0.13% to 2.63% due from 7/15/15 to 7/15/21, aggregate par and fair value of $493,935,800 and $607,550,591, respectively)

Credit Suisse Securities (USA) LLC,
0.18%, 11/02/12	250,000	250,000,000

(Purchased on 10/26/12 to be repurchased at $250,008,750, collateralized by various U.S. Treasury obligations, 1.38% to 2.50% due from 7/15/16 to 1/15/20, aggregate par and fair value of $199,306,500 and $255,005,612, respectively)

Credit Suisse Securities (USA) LLC,
0.20%, 11/05/12	250,000	250,000,000

(Purchased on 10/30/12 to be repurchased at $250,008,333, collateralized by various U.S. Treasury obligations, 2.50% to 2.63% due from 7/15/16 to 7/15/17, aggregate par and fair value of $191,680,700 and $255,000,903, respectively)

Deutsche Bank Securities Inc.,
0.25%, 11/01/12	300,000	300,000,000

(Purchased on 10/31/12 to be repurchased at $300,002,083, collateralized by various U.S. Treasury obligations, 0.25% to 0.50% due from 11/15/13 to 5/31/14, aggregate par and fair value of $304,638,700 and $306,000,023, respectively)

Deutsche Bank Securities Inc.,
0.28%, 11/01/12	660,000	660,000,000

(Purchased on 10/31/12 to be repurchased at $660,005,133, collateralized by various U.S. Treasury obligations, 0.38% to 6.00% due from 6/15/15 to 2/15/26, aggregate par and fair value of $559,814,800 and $673,200,072, respectively)

Deutsche Bank Securities Inc.,
0.16%, 11/07/12 (b)	900,000	900,000,000

(Purchased on 9/18/12 to be repurchased at $900,248,000, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 12/31/13 to 2/15/42, aggregate par and fair value of $1,471,015,385 and $918,000,060, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	27

Schedule of Investments (continued)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc.,
0.17%, 11/07/12 (b)	$500,000	$500,000,000

(Purchased on 10/15/12 to be repurchased at $500,214,861, collateralized by various U.S. Treasury obligations, 0.00% to 9.25% due from 12/31/13 to 11/15/41, aggregate par and fair value of $632,908,119 and $510,019,703, respectively)

Goldman Sachs & Co.,
0.19%, 11/02/12	400,000	400,000,000

(Purchased on 10/26/12 to be repurchased at $400,014,778, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 9/19/13 to 11/15/14, aggregate par and fair value of $407,462,500 and $408,000,053, respectively)

Goldman Sachs & Co.,
0.20%, 11/05/12	500,000	500,000,000

(Purchased on 10/29/12 to be repurchased at $500,019,444, collateralized by various U.S. Treasury obligations, 0.25% to 0.75% due from 10/31/13 to 10/31/17, aggregate par and fair value of $509,823,400 and $510,000,060, respectively)

Goldman Sachs & Co.,
0.20%, 11/05/12	400,000	400,000,000

(Purchased on 10/30/12 to be repurchased at $400,013,333, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 7/31/13 to 9/19/13, aggregate par and fair value of $408,379,100 and $408,000,028, respectively)

HSBC Securities (USA) Inc.,
0.18%, 11/01/12	350,000	350,000,000

(Purchased on 10/25/12 to be repurchased at $350,012,250, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/17 to 11/15/34, aggregate par and fair value of $503,501,506 and $357,001,989, respectively)

HSBC Securities (USA) Inc.,
0.26%, 11/01/12	767,000	767,000,000

(Purchased on 10/31/12 to be repurchased at $767,005,539, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/13 to 5/15/37, aggregate par and fair value of $997,176,474 and $782,340,177, respectively)

HSBC Securities (USA) Inc.,
0.18%, 11/05/12	860,000	860,000,000

(Purchased on 10/30/12 to be repurchased at $860,025,800, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/14 to 8/15/42, aggregate par and fair value of $1,302,450,394 and $877,201,989, respectively)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc.,
0.20%, 11/07/12	$250,000	$250,000,000

(Purchased on 10/31/12 to be repurchased at $250,009,722, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/16 to 5/15/25, aggregate par and fair value of $297,197,428 and $255,002,087, respectively)

JPMorgan Securities LLC,
0.28%, 11/01/12	864,000	864,000,000

(Purchased on 10/31/12 to be repurchased at $864,006,720, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/12 to 2/15/41, aggregate par and fair value of $1,233,834,671 and $881,282,101, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.27%, 11/01/12	839,000	839,000,000

(Purchased on 10/31/12 to be repurchased at $839,006,293, collateralized by various U.S. Treasury obligations, 1.25% to 4.00% due from 3/15/14 to 2/15/15, aggregate par and fair value of $833,851,400 and $855,780,015, respectively)

Morgan Stanley & Co. LLC,
0.30%, 11/01/12	744,170	744,170,000

(Purchased on 10/31/12 to be repurchased at $744,176,201, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 7/15/14 to 1/15/28, aggregate par and fair value of $668,241,300 and $759,053,597, respectively)

RBS Securities Inc.,
0.27%, 11/01/12	874,000	874,000,000

(Purchased on 10/31/12 to be repurchased at $874,006,555, collateralized by various U.S. Treasury obligations, 0.63% to 3.38% due from 12/31/12 to 10/31/18, aggregate par and fair value of $857,064,100 and $891,482,570, respectively)

UBS Securities LLC,
0.28%, 11/01/12	374,000	374,000,000

(Purchased on 10/31/12 to be repurchased at $374,002,909, collateralized by various U.S. Treasury obligations, 0.25% to 3.88% due from 4/30/14 to 4/15/29, aggregate par and fair value of $296,443,500 and $381,480,135, respectively)

Total Repurchase Agreements — 60.9%		11,999,802,000
Total Investments (Cost $19,530,877,362*) – 99.1%		19,530,877,362
Other Assets Less Liabilities – 0.9%		172,203,564

Net Assets – 100.0%		$19,703,080,926

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (concluded)	T-Fund

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$19,530,877,362	–	$19,530,877,362

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $281,688,274 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	29

Schedule of Investments October 31, 2012	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 11/01/12	$216,000	$216,000,000
0.08%, 11/01/12	6,770	6,770,000
0.09%, 11/01/12	125,000	125,000,000
0.10%, 11/01/12	431,000	431,000,000
0.11%, 11/01/12	5,000	5,000,000
0.05%, 11/08/12	70,000	69,999,319
0.09%, 11/08/12	130,000	129,997,731
0.10%, 11/08/12	124,062	124,059,588
0.12%, 11/08/12	145,000	144,996,758
0.13%, 11/08/12	29,330	29,329,273
0.12%, 11/15/12	38,620	38,618,235
0.13%, 11/15/12	397,000	396,980,702
0.15%, 11/15/12	60,000	59,996,617
0.11%, 11/23/12	100,000	99,993,583
0.12%, 11/23/12	20,850	20,848,471
0.13%, 11/23/12	425,000	424,967,535
0.15%, 11/23/12	100,000	99,991,139
0.10%, 11/29/12	130,000	129,989,788
0.11%, 11/29/12	200,000	199,982,889
0.13%, 11/29/12	323,000	322,967,341
0.11%, 12/06/12	250,000	249,974,479
0.13%, 12/06/12	40,000	39,994,944
0.15%, 12/06/12	50,000	49,992,927
0.11%, 12/13/12	150,000	149,980,954
0.09%, 1/03/13	300,000	299,952,750
0.16%, 1/03/13	85,000	84,976,944
0.11%, 1/10/13	200,000	199,958,194
0.14%, 1/10/13	50,000	49,986,000
0.15%, 1/10/13	50,000	49,985,903
0.11%, 1/17/13	136,836	136,803,806
0.15%, 1/17/13	75,000	74,976,740
0.11%, 1/24/13	200,000	199,951,000
0.14%, 1/24/13	50,000	49,983,433
0.13%, 1/31/13	150,000	149,952,604
0.15%, 1/31/13	40,000	39,985,339
0.13%, 2/07/13	53,000	52,981,244
0.14%, 2/07/13	30,000	29,988,567
0.15%, 2/14/13	50,000	49,978,854
0.15%, 2/21/13	50,000	49,977,444
0.14%, 2/28/13	50,000	49,976,861
0.19%, 3/07/13	14,000	13,990,543
0.14%, 3/14/13	50,000	49,974,139
0.14%, 3/21/13	196,000	195,897,100
0.14%, 3/28/13	90,000	89,948,117
0.14%, 4/04/13	60,000	59,964,067
0.15%, 4/11/13	50,000	49,967,576
0.15%, 4/18/13	50,000	49,965,000
0.15%, 4/25/13	50,000	49,963,542
0.16%, 5/02/13	75,000	74,939,332
U.S. Treasury Notes, 1.38%, 11/15/12	20,000	20,009,601
Total U.S. Treasury Obligations – 110.4%		5,790,466,973
Total Investments (Cost $5,790,466,973*) – 110.4%		5,790,466,973
Liabilities in Excess of Other Assets – (10.4)%		(547,518,146)

Net Assets – 100.0%		$5,242,948,827

* Cost	for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.
•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] .	–	$5,790,466,973	–	$5,790,466,973

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $685,681 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska – 0.3%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (a)	$700	$700,000
Arizona – 0.6%
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Guaranty, Fannie Mae SBPA), 0.24%, 11/07/12 (a)	1,800	1,800,000
Arkansas – 0.6%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.29%, 11/07/12 (a)	1,800	1,800,000
California – 11.4%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.27%, 11/01/12 (a)	2,700	2,700,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement), 0.26%, 11/07/12 (a)(b)(c)	2,500	2,500,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.21%, 11/07/12 (a)	1,400	1,400,000
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/17/13	2,000	2,046,176
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.30%, 11/07/12 (a)(b)(c)	1,330	1,330,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.25%, 12/03/12 (a)(b)	1,300	1,300,000
Los Angeles Department of Airport Series 2012B-1 TECP (Bank of America N.A. LOC), 0.28%, 12/03/12	2,300	2,300,000
Los Angeles Regional Airports Improvement Corporation Lease Revenue RB (Laxfuel Corp. Project) Series 2012-80C VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.27%, 11/07/12 (a)(b)	2,000	2,000,000
Sacramento County Airport System Revenue RB SPEARS (Lifers Trust Various States) Series 2008E-646 AMT VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 11/07/12 (a)(b)(c)	10,000	10,000,000
Sacramento Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.29%, 11/07/12 (a)(b)(c)	6,830	6,830,000

		32,406,176
Connecticut – 0.8%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	2,285	2,297,255

Municipal Bonds	Par (000)	Value
Florida – 3.1%
Charlotte County Utility System Revenue RB Series 2003A VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.29%, 11/07/12 (a)	$800	$800,000
Kissimmee Utility Authority Series 2012-00-B TECP (JPMorgan Chase Bank N.A. SBPA), 0.22%, 11/06/12	7,000	7,000,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.32%, 5/29/13 (a)	1,100	1,100,000

		8,900,000
Georgia – 1.1%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 11/07/12 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 11/07/12 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.37%, 11/07/12 (a)	1,000	1,000,000

		3,000,000
Illinois – 3.4%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.48%, 11/07/12 (a)	1,885	1,885,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.65%, 11/07/12 (a)(b)(c)	1,205	1,205,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.56%, 11/07/12 (a)	2,315	2,315,000
Illinois State Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.26%, 11/07/12 (a)(b)(c)	500	500,000
O’Hare International Airport Revenue RB (Passenger Facility Charge Project) Series 2012B MB, 2.50%, 1/02/13	3,845	3,858,080

		9,763,080
Iowa – 3.5%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.36%, 11/07/12 (a)	9,800	9,800,000
Kansas – 2.0%
Leawood GO Series 2012-1, 1.50%, 9/03/13	5,565	5,621,708
Kentucky – 1.2%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.45%, 11/07/12 (a)	2,200	2,200,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.36%, 11/07/12 (a)	1,100	1,100,000

		3,300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	31

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana – 3.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.37%, 11/07/12 (a)	$2,400	$2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN (BASF Corp. Obligor), 0.37%, 11/07/12 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 11/07/12 (a)	590	590,000

		8,990,000
Maryland – 1.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 11/07/12 (a)	2,050	2,050,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 11/07/12 (a)	1,620	1,620,000

		3,670,000
Massachusetts – 1.3%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	2,250	2,263,366
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.30%, 5/29/13 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.30%, 5/29/13 (a)	495	495,000

		3,758,366
Michigan – 3.8%
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.46%, 11/07/12 (a)(b)(c)	800	800,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.30%, 5/29/13 (a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.40%, 11/07/12 (a)	2,200	2,200,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.45%, 11/07/12 (a)	1,800	1,800,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.23%, 11/01/12 (a)	1,450	1,450,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.65%, 11/07/12 (a)	1,000	1,000,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.31%, 11/07/12 (a)	500	500,000

		10,750,000

Municipal Bonds	Par (000)	Value
Minnesota – 0.6%
Minneapolis & St Paul Housing & Redevelopment Authority RB Series 2004B VRDN (AGM Insurance, US Bank N.A. SBPA), 0.23%, 11/01/12 (a)	$1,600	$1,600,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Children’s Hospital Clinic Project) Series 2007A VRDN (AGM Insurance, U.S. Bank N.A. SBPA), 0.27%, 11/01/12 (a)	125	125,000

		1,725,000
Mississippi – 1.0%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN (Chevron Corp. Guaranty), 0.21%, 11/01/12 (a)	2,800	2,800,000
Missouri – 2.1%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.43%, 11/07/12 (a)	2,025	2,025,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.37%, 11/07/12 (a)	4,000	4,000,000

		6,025,000
Nevada – 1.9%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1, 2.00%, 7/01/13	3,100	3,132,509
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	2,300	2,325,093

		5,457,602
New Hampshire – 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 11/07/12 (a)	845	845,000
New Jersey – 1.1%
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	300	301,373
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	600	603,189
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	2,200	2,204,490

		3,109,052
New York – 3.1%
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	1,000	1,003,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.19%, 11/01/12 (a)	2,700	2,700,000
New York City Municipal Water Series 2012-8 TECP, 0.24%, 11/08/12	5,000	5,000,000

		8,703,000
North Carolina – 1.3%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.31%, 11/07/12 (a)	1,450	1,450,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.38%, 11/07/12 (a)	$280	$280,000
South Central Water & Sewer District GO Series 2012B BAN, 1.00%, 1/23/13	2,000	2,002,472

		3,732,472
Ohio – 5.9%
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	3,100	3,100,000
Cleveland Department of Public Utilities Division of Water RB Series 2012, 1.50%, 11/01/12	1,000	1,001,420
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006I AMT VRDN (Wells Fargo & Company SBPA), 0.24%, 11/07/12 (a)	7,800	7,800,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	600	602,060
Strongsville GO Series 2012 BAN: 1.00%, 10/23/13	1,100	1,107,477
1.00%, 10/23/13	700	704,758

		16,815,715
Oklahoma – 1.4%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.35%, 11/07/12 (a)	3,850	3,850,000
Pennsylvania – 1.6%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.37%, 11/07/12 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.51%, 11/07/12 (a)	2,600	2,600,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.30%, 11/07/12 (a)(b)(c)	1,700	1,700,000

		4,600,000
South Dakota – 1.3%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (AgriBank FCB LOC), 0.31%, 11/07/12 (a)	3,800	3,800,000
Tennessee – 2.6%
Maury County GO Series 2012B MB, 1.00%, 4/01/13	325	325,740
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.30%, 5/29/13 (a)	5,900	5,900,000
Tennessee Housing Development Agency RB (Homeownership Project) PUTTERS Series 2008-2A-4191 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 11/07/12 (a)(b)(c)	1,050	1,050,000

		7,275,740

Municipal Bonds	Par (000)	Value
Texas – 6.5%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.37%, 11/07/12 (a)	$5,000	$5,000,000
Dallas Texas Area Rapid Transportation Series 2001 TECP (Bank of America N.A. Credit Agreement), 0.25%, 11/08/12	10,000	10,000,000
North Texas Tollway Series 2012-09-D TECP (JPMorgan Chase Bank N.A. LOC), 0.22%, 12/06/12	2,000	2,000,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.24%, 11/07/12 (a)	500	500,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	400	400,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	565	565,000

		18,465,000
Virginia – 0.6%
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN, 0.29%, 5/29/13 (a)	1,500	1,500,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.27%, 11/07/12 (a)(c)	45	45,000

		1,545,000
Washington – 1.1%
Washington State Housing Finance Commission RB (Affinity Southridge Project) Series 2012A VRDN (Federal Home Loan Bank LOC), 0.26%, 11/07/12 (a)	2,300	2,300,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank AG SBPA), 0.26%, 11/07/12 (a)(b)(c)	795	795,000

		3,095,000
Wisconsin – 6.1%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.30%, 11/07/12 (a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.45%, 11/07/12 (a)	1,400	1,400,000
Wisconsin Economic Authority GO Series 2012 TECP:
0.26%, 11/05/12	6,500	6,500,000
0.25%, 12/17/12	7,000	7,000,000

		17,285,000
Wyoming – 3.5%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.31%, 11/07/12 (a)	4,000	4,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	33

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.34%, 11/07/12 (a)(b)(c)	$6,035	$6,035,000

		10,035,000
Total Municipal Bonds – 79.6%		225,720,166

Closed-End Investment Companies (a)(b)
California – 8.8%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. LOC), 0.31%, 11/07/12	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. LOC), 0.31%, 11/07/12	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. LOC), 0.31%, 11/07/12	10,000	10,000,000

		25,000,000
Multi-State – 4.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. LOC), 0.29%, 11/07/12	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC), 0.35%, 11/07/12	2,900	2,900,000

		12,700,000
New Jersey – 2.1%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. LOC), 0.33%, 11/07/12	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 11/07/12	2,000	2,000,000

		6,000,000
New York – 3.0%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.31%, 11/07/12	8,500	8,500,000
Pennsylvania – 1.9%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.33%, 11/07/12	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. LOC), 0.33%, 11/07/12	2,500	2,500,000

		5,500,000
Total Closed-End Investment Companies – 20.3%		57,700,000
Total Investments (Cost $283,420,166*) – 99.9%		283,420,166
Other Assets Less Liabilities – 0.1%		208,758

Net Assets – 100.0%		$283,628,924

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$283,420,166	–	$283,420,166

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $42,962 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments October 31, 2012	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 2.6%
Alabama Public School & College Authority RB PUTTERS Series 2011-719 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	$16,000	$16,000,000
Birmingham Commercial Development Authority RB (Civic Center Project) Series 2011A VRDN (Barclays Bank Plc SBPA), 0.23%, 11/07/12 (a)(c)	4,300	4,300,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.24%, 11/07/12 (c)	5,760	5,760,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.21%, 11/07/12 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.25%, 11/07/12 (c)	4,840	4,840,000

		40,900,000
Alaska – 0.1%
Alaska Housing Finance Corp. RB (State Capital Project) Series 2012A MB, 2.00%, 12/03/12	2,340	2,343,432
Arizona – 0.9%
Arizona State Health Facilities Authority RB PUTTERS (Banner Health Project) Series 2008-4511 VRDN, 0.24%, 11/07/12 (a)(b)(c)	12,120	12,120,000
Salt River Project Agricultural Improvement & Power District RB Series 2009 ROC-RR-II-R-12276 VRDN (Citibank N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	2,900	2,900,000

		15,020,000
Arkansas – 0.4%
Fort Smith Sales & Use Tax RB Series 2012 MB, 1.00%, 5/01/13	4,300	4,314,053
Rogers RB Series 2011 MB, 2.00%, 11/01/12	1,885	1,885,000

		6,199,053
California – 20.4%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.27%, 11/01/12 (c)	8,100	8,100,000
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	5,697	5,697,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.28%, 11/07/12 (c)	2,950	2,950,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	68,700	69,555,315
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	16,100	16,310,172
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	3,200	3,218,502
California School Cash Reserve Program Authority RB Series 2012C TRAN, 2.00%, 2/01/13	8,400	8,437,051
California School Cash Reserve Program Authority RB Series 2012P TRAN, 2.00%, 12/31/12	4,445	4,455,917

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	$5,000	$5,013,949
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	2,000	2,004,912
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(c)	35,025	35,025,000
California Statewide Communities Development Authority RB Series 2009 MB, 5.00%, 6/17/13	6,430	6,618,565
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.41%, 11/07/12 (a)(b)(c)	10,265	10,265,000
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	4,300	4,312,291
East Bay Municipal Utility District RB Series 2008B-3 VRDN (JPMorgan Chase Bank, N.A. SBPA), 0.17%, 11/07/12 (c)	6,000	6,000,000
East Side Union High School District RB Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.24%, 11/07/12 (a)(b)(c)	9,665	9,665,000
Los Angeles Community College District RB Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	7,500	7,500,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.25%, 12/03/12 (a)(c)	7,100	7,100,000
Los Angeles County Schools RB Series 2012B-1 TRAN, 2.00%, 11/30/12	6,000	6,008,287
Metropolitan Water District of Southern California RB Series 2011A-3 Mandatory Put Bond, 1.00%, 3/08/13 (c)	8,500	8,499,153
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.26%, 5/01/13 (c)	5,475	5,475,000
Sacramento Unified School District GO Municipal Trust Receipts Floater Series 2012-45C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.22%, 11/07/12 (a)(c)	10,000	10,000,000
San Francisco City & County Redevelopment Agency RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 11/07/12 (c)	6,750	6,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	10,780	10,780,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	35

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Santa Clara County GO PUTTERS Series 2009-4642 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	$30,000	$30,000,000
Southern California Public Power Authority RB (Palo Verde Project) Series 2008A VRDN (Barclays Bank Plc LOC), 0.21%, 11/07/12 (c)	12,000	12,000,000

		327,351,114
Colorado – 2.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	9,250	9,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	5,645	5,645,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	2,965	2,965,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	3,635	3,635,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.21%, 11/07/12 (c)	1,150	1,150,000
Commerce Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.23%, 11/07/12 (c)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.23%, 11/07/12 (c)	900	900,000
Sheridan Redevelopment Agency RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/07/12 (c)	2,500	2,500,000

		36,805,000
Connecticut – 0.2%
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2010G AMT Mandatory Put Bonds, 0.33%, 11/15/12 (c)	3,165	3,165,000
Delaware – 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	1,725	1,725,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 11/07/12 (c)	740	740,000

		2,465,000
District of Columbia – 2.4%
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	4,000	4,000,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	16,125	16,125,000

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia RB SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, AGM Insurance, Deutsche Bank A.G. SBPA), 0.25%, 11/07/12 (a)(b)(c)	$16,638	$16,638,000

		38,463,000
Florida – 6.7%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	4,830	4,830,000
Florida GO Series 2010A MB, 5.00%, 6/03/13	1,260	1,295,035
JEA Water & Sewer System RB Municipal Trust Receipts Floater Series 2005B-10C VRDN (Wells Fargo Bank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	7,325	7,325,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.25%, 11/07/12 (a)(b)(c)	9,050	9,050,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement), 0.26%, 11/07/12 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.32%, 5/29/13 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Floaters Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.26%, 11/07/12 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.30%, 11/07/12 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.28%, 11/07/12 (a)(b)(c)	7,820	7,820,000

		107,815,035
Georgia – 1.4%
Bartow County School District GO Series 2010A MB, 4.00%, 10/01/13	5,275	5,456,165
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.26%, 11/07/12 (c)	1,950	1,950,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	900	900,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	$2,900	$2,900,000
State of Georgia GO Series 2008 ROC-RR-II-R-11536PB VRDN (PB Capital Corp. SBPA), 0.25%, 11/07/12 (a)(b)(c)	10,400	10,400,000

		21,606,165
Illinois – 5.2%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.30%, 11/07/12 (b)(c)	6,000	6,000,000
Chicago Board of Education GO SPEARS (School Reform Project) Series 2007DB-410 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 11/07/12 (a)(b)(c)	10,005	10,005,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 11/07/12 (c)	15,340	15,340,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 11/07/12 (c)	7,350	7,350,000
Illinois Finance Authority RB (University of Chicago Medical Center Project) Series 2010B VRDN (Wells Fargo N.A. LOC), 0.21%, 11/01/12 (c)	14,400	14,400,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.41%, 11/07/12 (a)(b)(c)	8,735	8,735,000
Illinois RB Series 2012A MB, 2.00%, 6/17/13	3,900	3,941,484
Illinois State Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.26%, 11/07/12 (a)(b)(c)	3,300	3,300,000
Regional Transportation Authority RB PUTTERS Series 2011-714 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	3,365	3,365,000
Springfield RB Series 2008 ROC-RR-II-R-11486PB VRDN (Berkshire Hathaway Assurance Corp. Insurance, PB Capital Corp. SBPA), 0.26%, 11/07/12 (a)(b)(c)	10,065	10,065,000

		82,501,484
Indiana – 0.5%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 11/07/12 (c)	1,700	1,700,000
Indiana Bond Bank RB (St. Revolving Fund Project) Series 2001A MB, 5.38%, 2/01/13	4,810	4,886,495
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/12 (c)	1,400	1,400,000

		7,986,495
Iowa – 3.1%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.36%, 11/07/12 (c)	50,000	50,000,000

Municipal Bonds	Par (000)	Value
Kentucky – 0.7%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.21%, 11/07/12 (c)	$2,430	$2,430,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.36%, 11/07/12 (c)	8,800	8,800,000

		11,230,000
Louisiana – 2.5%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.31%, 11/07/12 (c)	4,935	4,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.34%, 11/07/12 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.21%, 11/01/12 (c)	28,200	28,200,000

		40,635,000
Maine – 0.6%
Cumberland GO Series 2012 TAN, 1.00%, 11/15/12	9,200	9,202,623
Maryland – 3.0%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	3,625	3,625,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 11/07/12 (c)	1,775	1,775,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	3,005	3,005,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	9,000	9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 11/07/12 (c)	1,500	1,500,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.24%, 11/07/12 (c)	2,800	2,800,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	1,535	1,535,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 11/07/12 (c)	1,995	1,995,000
University System of Maryland COP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.41%, 11/07/12 (c)	780	780,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	37

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	$4,295	$4,295,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 11/07/12 (c)	9,425	9,425,000

		48,135,000
Massachusetts – 1.0%
Dracut GO Series 2012 BAN, 2.00%, 2/22/13	10,550	10,607,150
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.30%, 5/29/13 (c)	2,000	2,000,000
University of Massachusetts Building Authority RB Series 2011-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 11/07/12 (c)	1,385	1,385,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.30%, 5/29/13 (c)	2,615	2,615,000

		16,607,150
Michigan – 5.0%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.58%, 11/07/12 (a)(b)(c)	8,000	8,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.30%, 5/29/13 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.30%, 5/29/13 (c)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wurttemberg Girozentrale LOC), 0.26%, 11/07/12 (c)	62,695	62,695,000

		80,415,000
Minnesota – 0.2%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 11/07/12 (a)(c)	2,900	2,900,000
Mississippi – 1.2%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (BMO Harris Bank N.A. LOC), 0.21%, 11/07/12 (c)	6,650	6,650,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.22%, 11/01/12 (c)	12,000	12,000,000

		18,650,000
Missouri – 0.2%
Missouri State Health & Educational Facilities Authority RB (Health Care Project) Series 2005C-4 VRDN (Citibank N.A. SBPA), 0.22%, 11/07/12 (c)	3,300	3,300,000

Municipal Bonds	Par (000)	Value
Multi-State – 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.30%, 11/07/12 (a)(b)(c)	$2,100	$2,100,000
Nevada – 0.9%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	14,700	14,860,376
New Jersey – 0.2%
Gloucester County GO Series 2012A BAN, 1.00%, 9/25/13	2,600	2,617,478
New York – 2.8%
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. SBPA), 0.23%, 11/01/12 (a)(b)(c)	5,385	5,385,000
New York City Municipal Water Finance Authority RB Austin Trust Series 2008-1199 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	11,250	11,250,000
New York City Municipal Water Series 2012-8 TECP, 0.24%, 11/08/12	10,000	10,000,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.27%, 11/07/12 (a)(b)(c)	7,500	7,500,000
New York State Dormitory Authority RB (School Districts Financing Program Project) Series 2012G MB, 2.00%, 4/01/13	2,100	2,115,020
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	7,800	7,800,000

		44,050,020
North Carolina – 4.1%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	8,105	8,105,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.27%, 11/07/12 (a)(b)(c)	3,320	3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Project) Series 2007A MB, 4.38%, 1/15/13	250	252,130
Mecklenburg County GO Series 2009D VRDN, 0.31%, 5/29/13 (c)	8,535	8,535,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	2,100	2,100,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	1,900	1,900,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (YMCA Greater Charlotte Project) Series 2007B VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	$6,885	$6,885,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.20%, 11/07/12 (c)	1,100	1,100,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.21%, 11/07/12 (c)	3,900	3,900,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.19%, 11/07/12 (c)	4,000	4,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 11/07/12 (c)	5,600	5,600,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.20%, 11/07/12 (c)	5,100	5,100,000
Raleigh RB Series 2009 VRDN, 0.31%, 5/29/13 (c)	1,805	1,805,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	7,900	7,900,000

		66,252,130
Ohio – 3.3%
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.21%, 11/07/12 (c)	4,105	4,105,000
Cleveland Department of Public Utilities Division of Water RB Series 2011-W MB, 3.00%, 1/02/13	1,000	1,004,601
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.19%, 11/07/12 (c)	500	500,000
Columbus School District GO Series 2011 BAN, 1.00%, 11/30/12	1,325	1,325,606
Cuyahoga County RB (Cleveland Clinic Project) Sub-Series 2004B-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.21%, 11/01/12 (c)	5,100	5,100,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.22%, 11/07/12 (c)	515	515,000
Lucas County GO Series 2012 BAN, 1.00%, 7/18/13	1,100	1,104,894
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 11/01/12 (c)	2,300	2,300,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002 VRDN (Wells Fargo Bank N.A. SBPA), 0.23%, 11/01/12 (c)	3,000	3,000,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	9,000	9,000,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	8,500	8,500,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio RB Series 2010-3 MB, 3.00%, 12/17/12	$1,225	$1,229,044
Ohio State University RB Series 2009A MB, 4.50%, 12/03/12	4,765	4,781,828
University Cincinnati RB Series 2011F BAN, 2.00%, 12/13/12	8,110	8,125,577
Willoughby GO Series 2012 BAN, 1.00%, 8/09/13	2,500	2,513,704

		53,105,254
Oklahoma – 0.5%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	8,092	8,092,000
Pennsylvania – 2.1%
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN, 0.21%, 11/07/12 (c)	6,500	6,500,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	10,680	10,680,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.21%, 11/07/12 (c)	1,700	1,700,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 11/07/12 (c)	9,800	9,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (c)	5,040	5,040,000

		33,720,000
Puerto Rico – 1.2%
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	8,085	8,085,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	10,840	10,840,000

		18,925,000
South Carolina – 0.3%
Horry County School District GO Series 2002A MB, 5.12%, 3/01/13	1,300	1,329,382
Richland County School District No. 1 GO Series 2012 MB, 1.00%, 3/01/13	2,100	2,105,313
South Carolina State Public Service Authority RB (Santee Cooper Project) Series 2009E MB, 3.00%, 1/02/13	1,300	1,306,009

		4,740,704
Tennessee – 2.3%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.20%, 11/07/12 (c)	1,500	1,500,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	39

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Memphis Tennessee GO Series 2012A TECP (Mizuho Corporate Bank Credit Agreement), 0.21%, 11/15/12	$7,000	$7,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.30%, 5/29/13 (c)	14,755	14,755,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.29%, 11/07/12 (c)	4,870	4,870,000
Rutherford County GO Series 2004 MB, 5.00%, 4/01/13	1,000	1,019,865
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 11/07/12 (c)	6,000	6,000,000
Shelby GO Series 2012B MB, 2.00%, 3/01/13	2,085	2,097,076

		37,241,941
Texas – 13.5%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.25%, 11/07/12 (a)(b)(c)	3,500	3,500,000
Harris County Culinary Education Facilities Finance Corp. (Methodist Hospital System Project) Series 2012-9C-1 TECP, 0.23%, 6/05/13	2,500	2,500,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Wells Fargo Bank N.A. SBPA), 0.21%, 11/07/12 (c)	9,000	9,000,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.25%, 11/07/12 (a)(b)(c)	19,070	19,070,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Guaranty, Deutsche Bank A.G. SBPA), 0.25%, 11/07/12 (a)(b)(c)	9,125	9,125,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.23%, 2/14/13 (c)	15,700	15,700,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.24%, 11/07/12 (c)	6,100	6,100,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.24%, 11/07/12 (c)	1,500	1,500,000
San Antonio Electric & Gas TECP (JPMorgan Chase & Co. Guaranty), 0.23%, 2/13/13	20,000	20,000,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	5,795	5,795,000
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	23,979	23,979,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas GO Eagle Trust Receipts Floaters Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.21%, 11/07/12 (a)(b)(c)	$5,700	$5,700,000
Texas RB PUTTERS Series 2012-4262 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (a)(b)(c)	21,100	21,100,000
Texas RB PUTTERS Series 2012-4263 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (a)(b)(c)	58,000	58,000,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.25%, 11/07/12 (a)(b)(c)	15,706	15,706,000

		216,775,000
Virginia – 1.0%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.22%, 11/07/12 (c)	920	920,000
Fairfax County IDA RB (Inova Health System Project) Series 2012 VRDN, 0.29%, 5/29/13 (c)	7,000	7,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.21%, 11/01/12 (c)	4,450	4,450,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.21%, 11/07/12 (a)(b)(c)	1,700	1,700,000
Virginia Commonwealth Transportation Board RB Municipal Trust Receipts Floater Series 2012-44C VRDN (Wells Fargo Bank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	2,000	2,000,000

		16,070,000
Washington – 1.5%
King County GO Municipal Trust Receipts Floaters Series 2011-MT-789 VRDN (National Reinsurance Corp. Insurance, Bank of America N.A. SBPA), 0.27%, 11/07/12 (a)(b)(c)	6,415	6,415,000
King County Sewer Revenue Series 2012A TECP (Bayerische Landesbank GZ New York Branch SBPA), 0.25%, 11/05/12	8,250	8,250,000
King County Water Sewer Authority RB Austin Trust Series 2008-1200 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	10,000	10,000,000

		24,665,000
Wisconsin – 5.1%
Wisconsin Economic Authority GO Series 2012 TECP:
0.26%, 11/05/12	36,000	36,000,000
0.25%, 11/07/12	12,600	12,600,000
Wisconsin TECP, 0.25%, 1/14/13	32,760	32,760,000

		81,360,000
Total Investments (Cost $1,598,270,454*) – 99.7%		1,598,270,454
Other Assets Less Liabilities – 0.3%		4,315,875

Net Assets – 100.0%		$1,602,586,329

* Cost	for federal income tax purposes.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (concluded)	MuniFund

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,598,270,454	–	$1,598,270,454

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $4,476,875 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	41

Schedule of Investments October 31, 2012	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 99.9%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.27%, 11/01/12 (a)	$8,300	$8,300,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.24%, 11/07/12 (a)(b)(c)	11,945	11,945,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC), 0.19%, 11/07/12 (a)	1,700	1,700,000
California Community College Financing Authority RB Series 2012A TRAN, 2.00%, 6/28/13	2,100	2,122,363
California GO (Daily Kindergarten University Project) Series 2004B-2 VRDN (Citibank N.A. LOC), 0.24%, 11/01/12 (a)	7,000	7,000,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement), 0.26%, 11/07/12 (a)(b)(c)	16,575	16,575,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.26%, 11/07/12 (a)(b)(c)	4,000	4,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.21%, 11/07/12 (a)	8,300	8,300,000
California Health Facilities Financing Authority RB (Dignity Health Project) SPEARS Series 2012- DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.28%, 11/07/12 (a)(b)(c)	3,000	3,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.21%, 11/07/12 (a)	1,670	1,670,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN, 0.29%, 5/29/13 (a)	3,000	3,000,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.25%, 1/02/13 (a)(b)	7,600	7,600,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.18%, 11/01/12 (a)	400	400,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.28%, 11/07/12 (a)	1,200	1,200,000
California Public Work Board Lease Revenue RB (Regents University Project) PUTTERS Series 2008-4159 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	6,275	6,275,000
California RB PUTTERS Series 2012A-1-4265 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.23%, 11/01/12 (a)(b)(c)	7,000	7,000,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	6,500	6,580,925
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	1,500	1,519,581
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	700	703,537
California School Cash Reserve Program Authority RB Series 2012F TRAN, 2.00%, 3/01/13	3,000	3,014,950

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	$2,600	$2,607,215
California School Cash Reserve Program Authority RB Series 2012T TRAN, 2.00%, 12/31/12	1,400	1,403,947
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	3,300	3,308,105
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.21%, 11/07/12 (a)	10,700	10,700,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank NA LOC), 0.19%, 11/07/12 (a)	5,000	5,000,000
California Statewide Communities Development Authority RB Series 2009 MB, 4.00%, 6/17/13	1,300	1,330,015
Contra Costa Water District Series 2012A TECP, 0.23%, 1/09/13	2,400	2,400,000
Davis Joint Unified School District GO Series 2012 TRAN, 1.00%, 5/01/13	2,000	2,007,057
East Bay California Municipal Utility District Water System Series 2012E TECP:
0.25%, 12/05/12	4,500	4,500,000
0.23%, 1/09/13	7,200	7,200,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.21%, 12/03/12 (a)	900	900,000
Irvine Unified School District RB (Community Facility Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.21%, 11/01/12 (a)	11,760	11,760,000
Los Angeles County Housing Authority RB (Malibu Meadows II Project) Series 1998 VRDN (Fannie Mae SBPA, Fannie Mae Liquidity Agreement), 0.20%, 11/07/12 (a)	4,400	4,400,000
Los Angeles County Schools RB Series 2012A-2 TRAN, 2.00%, 1/31/13	1,000	1,004,255
Los Angeles County Schools RB Series 2012A-4 TRAN, 2.00%, 2/28/13	500	502,501
Los Angeles County Schools RB Series 2012A-9 TRAN, 2.00%, 2/28/13	600	603,155
Los Angeles County Schools RB Series 2012B-1 TRAN, 2.00%, 11/30/12	2,700	2,703,729
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.20%, 11/07/12 (a)	3,050	3,050,000
Los Angeles Department of Water & Power RB Series 2011 ROC-RR-II-R-12322 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.21%, 11/01/12 (a)(b)(c)	1,200	1,200,000
Los Angeles Municipal Improvement Series 2012A2 TECP (JPMorgan Chase Bank N.A. LOC), 0.22%, 1/09/13	1,500	1,500,000
Metropolitan Water District of Southern California RB Series 2011A-3 Mandatory Put Bond, 1.00%, 3/08/13 (a)	4,435	4,434,558
Orange County Sanitation District COP Series 2008-2928 VRDN (Credit Suisse SBPA), 0.21%, 11/07/12 (a)(b)	3,100	3,100,000
Oxnard School District GO Series 2012 TRAN, 2.00%, 1/31/13	2,500	2,510,686
Richmond GO Series 2012A TRAN, 2.00%, 6/28/13	1,700	1,718,897

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.26%, 5/01/13 (a)	$3,000	$3,000,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.24%, 11/01/12 (a)	1,800	1,800,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 11/07/12 (a)	3,500	3,500,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.27%, 11/07/12 (a)(b)(c)	550	550,000
Sierra Joint Community College District GO Series 2012 TRAN, 1.00%, 9/24/13	1,800	1,809,460
Total Investments (Cost $192,954,936*) – 99.9%		192,954,936
Other Assets Less Liabilities – 0.1%		285,709

Net Assets – 100.0%		$193,240,645

* Cost	for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$192,954,936	–	$192,954,936

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $16,435 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	43

Schedule of Investments October 31, 2012	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 99.7%
Babylon Union Free School District GO Series 2012 TAN, 0.75%, 6/21/13	$1,000	$1,002,788
Beekmantown Central School District GO Series 2012 BAN, 1.00%, 7/05/13	1,081	1,084,715
Brookhaven IDA RB Series 2001 VRDN (U.S. Bank N.A. LOC), 0.22%, 11/07/12 (a)	605	605,000
Carmel GO Series 2012A BAN, 0.75%, 10/11/13	700	702,560
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.21%, 11/07/12 (a)	6,000	6,000,000
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	2,000	2,006,000
East Williston Union Free School District GO Series 2012 TAN, 1.00%, 6/27/13	1,500	1,506,553
Evans-Brant Central School District GO Series 2012 BAN, 1.00%, 6/28/13	1,300	1,304,231
Greece Central School District GO Series 2011 BAN, 1.25%, 12/27/12	715	715,739
Hicksville Union Free School District GO Series 2012 TAN, 1.00%, 6/21/13	700	703,068
Livonia Central School District GO Series 2012 BAN (State Aid Withholding Insurance), 0.65%, 6/28/13	1,000	1,000,206
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank SBPA), 0.27%, 11/07/12 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.22%, 11/01/12 (a)	4,100	4,100,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.20%, 11/07/12 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.20%, 11/07/12 (a)	3,100	3,100,000
Middletown City School District GO Series 2012 BAN, 1.00%, 9/26/13	2,900	2,917,431
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 11/07/12 (a)	2,210	2,210,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.23%, 11/07/12 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.25%, 11/07/12 (a)	2,875	2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.25%, 11/07/12 (a)	4,070	4,070,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.21%, 11/07/12 (a)	1,700	1,700,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.21%, 11/07/12 (a)	12,000	12,000,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.21%, 11/07/12 (a)	2,150	2,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.23%, 11/07/12 (a)(b)(c)	5,170	5,170,000

New York City GO Series 2008L-4 VRDN (U.S. Bank NA LOC), 0.22%, 11/01/12 (a)	900	900,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 11/01/12 (a)	$200	$200,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2005A VRDN (State Street Bank & Trust Co. SBPA), 0.24%, 11/01/12 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006-CC-2 VRDN (Bank of Nova Scotia SBPA), 0.21%, 11/01/12 (a)	700	700,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.19%, 11/01/12 (a)	8,300	8,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.20%, 11/01/12 (a)	300	300,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.25%, 11/07/12 (a)(b)(c)	1,500	1,500,000
New York City Municipal Water TECP, 0.24%, 11/15/12	4,000	4,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.20%, 11/07/12 (a)	800	800,000
New York City Transitional Finance Authority RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.20%, 11/01/12 (a)	1,700	1,700,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.20%, 11/07/12 (a)	5,000	5,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.24%, 11/07/12 (a)(b)(c)	9,200	9,200,000
New York GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.20%, 11/01/12 (a)	3,000	3,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America, N.A. SBPA), 0.21%, 11/07/12 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.22%, 11/07/12 (a)	3,500	3,500,000
New York State Dormitory Authority RB (Senior Communities Inc. Project) Series 2012 VRDN (HSBC Bank USA N.A. LOC), 0.21%, 11/07/12 (a)	400	400,000
New York State Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Facility), 0.23%, 11/07/12 (a)(b)(c)	1,100	1,100,000
New York State Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 11/07/12 (a)	3,000	3,000,000
New York State Thruway Authority RB PUTTERS Series 2005G-3507 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.37%, 11/07/12 (a)(b)(c)	600	600,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
North Babylon Union Free School District GO Series 2012 TAN, 0.75%, 2/15/13	$1,000	$1,001,090
North Syracuse Central School District GO Series 2012 RAN, 1.00%, 6/21/13	1,400	1,404,067
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.21%, 11/07/12 (a)(b)(c)	1,000	1,000,000
Port Authority of New York & New Jersey RB Series ROC-RR-II-R-14023 VRDN (Citibank N.A. SBPA), 0.22%, 11/07/12 (a)(b)(c)	2,000	2,000,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.26%, 11/07/12 (a)	1,200	1,200,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (California State Teachers Retirement LOC), 0.22%, 11/01/12 (a)	1,000	1,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (California State Teachers Retirement LOC), 0.22%, 11/01/12 (a)	1,800	1,800,000
Ulster County GO Series 2011 BAN, 1.25%, 11/16/12	1,405	1,405,487
Valley Central School District GO Series 2012B BAN, 1.25%, 2/22/13	640	641,573
Washington County GO Series 2012 BAN, 1.25%, 6/14/13	1,050	1,054,505
Webster GO Series 2012 BAN, 0.75%, 10/02/13	700	701,977
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 11/07/12 (a)	4,300	4,300,000

Total Investments (Cost $127,231,990*) – 99.7%		127,231,990
Other Assets Less Liabilities – 0.3%		356,522

Net Assets – 100.0%		$127,588,512

* Cost	for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$127,231,990	–	$127,231,990

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2012, cash of $307,853 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2012.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	45

Statements of Assets and Liabilities

October 31, 2012	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value – unaffiliated[1]	$219,571,511	$7,113,133,489	$3,465,303,026	$39,060,419,512	$7,531,075,362
Repurchase agreements at value – affiliated[2]	–	15,800,000	–	48,000,000	–
Repurchase agreements at value – unaffiliated[3]	–	4,861,045,000	729,500,000	9,601,500,000	11,999,802,000
Cash	81,103	169,987,423	–	–	281,688,274
Capital shares sold receivable	15,584	3,720,000	–	39,368	2,137,941
Interest receivable	18,310	2,580,570	2,152,212	11,297,622	4,771,837
Investments sold receivable	–	–	–	–	186,261,821
Receivable from Manager	254	–	–	–	–
Prepaid expenses	22,326	58,365	76,584	301,678	75,328

Total assets	219,709,088	12,166,324,847	4,197,031,822	48,721,558,180	20,005,812,563

Liabilities
Bank overdraft	–	–	3,071,489	102,026,166	–
Investments purchased payable	18,998,079	–	17,977,920	196,758,347	299,757,333
Professional fees payable	32,633	121,367	52,775	325,340	135,866
Management fees payable	8,418	1,723,854	519,503	6,941,628	2,337,835
Custodian fees payable	4,619	174,867	55,022	531,117	230,943
Printing fees payable	285	19,192	7,064	70,720	23,525
Transfer agent fees payable	3,223	85,444	47,847	310,406	114,471
Income dividends payable	2,862	40,773	363,051	3,420,217	61,437
Officer’s and Trustees’ fees payable	1,449	24,064	12,047	72,735	29,842
Service and distribution fees payable	–	–	66,236	675,987	–
Other accrued expenses payable	1,685	6,355	92,755	67,047	40,385

Total liabilities	19,053,253	2,195,916	22,265,709	311,199,710	302,731,637

Net Assets	$200,655,835	$12,164,128,931	$4,174,766,113	$48,410,358,470	$19,703,080,926

Net Assets Consist of
Paid-in capital	$200,648,534	$12,164,018,222	$4,174,326,710	$48,407,474,737	$19,702,819,160
Undistributed net investment income	583	197	–	18,582	–
Accumulated net realized gain	6,718	110,512	439,403	2,865,151	261,766

Net Assets	$200,655,835	$12,164,128,931	$4,174,766,113	$48,410,358,470	$19,703,080,926

[1]Investments at cost – unaffiliated	$219,571,511	$7,113,133,489	$3,465,303,026	$39,060,419,512	$7,531,075,362
[2]Repurchase agreements at cost – affiliated	–	$15,800,000	–	$48,000,000	–
[3]Repurchase agreements at cost – unaffiliated	–	$4,861,045,000	$729,500,000	$9,601,500,000	$11,999,802,000

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Statements of Assets and Liabilities (continued)

October 31, 2012	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$188,109,913	$11,698,677,146	$3,622,878,383	$43,032,035,002	$17,649,086,301

Shares outstanding[4]	188,100,226	11,698,570,667	3,622,483,011	43,029,595,479	17,648,813,401

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$10,916,872	$325,447,275	$551,887,730	$1,941,890,198	$479,911,660

Shares outstanding[4]	10,919,810	325,444,276	551,843,699	1,941,799,571	479,910,296

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	–	$2,350,343	–	$300,909,868	$1,454,449,605

Shares outstanding[4]	–	2,350,326	–	300,726,365	1,454,459,957

Net asset value	–	$1.00	–	$1.00	$1.00

Cash Reserve
Net assets	–	$208,371	–	$13,129,690	–

Shares outstanding[4]	–	208,361	–	13,128,861	–

Net asset value	–	$1.00	–	$1.00	–

Administration
Net assets	$1,629,050	$18,663,970	–	$2,548,102,767	$16,430,665

Shares outstanding[4]	1,629,120	18,663,783	–	2,547,965,286	16,430,536

Net asset value	$1.00	$1.00	–	$1.00	$1.00

Select
Net assets	–	$100,791,766	–	$536,971,327	$103,189,450

Shares outstanding[4]	–	100,790,908	–	536,941,658	103,191,832

Net asset value	–	$1.00	–	$1.00	$1.00

Private Client
Net assets	–	$16,948,186	–	$19,248,114	–

Shares outstanding[4]	–	16,948,034	–	19,246,919	–

Net asset value	–	$1.00	–	$1.00	–

Premier
Net assets	–	$1,041,874	–	$18,071,504	$13,245

Shares outstanding[4]	–	1,041,866	–	18,070,598	13,138

Net asset value	–	$1.00	–	$1.00	$1.00

[4]Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	47

Statements of Assets and Liabilities (continued)

October 31, 2012	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value[1]	$5,790,466,973	$283,420,166	$1,598,270,454	$192,954,936	$127,231,990
Cash	685,681	42,962	4,476,875	16,435	307,853
Capital shares sold receivable	4,623	–	–	–	–
Interest receivable	118,010	246,767	2,271,359	325,441	89,144
Receivable from Manager	–	85	–	9	–
Prepaid expenses	36,519	23,853	65,441	8,719	7,642

Total assets	5,791,311,806	283,733,833	1,605,084,129	193,305,540	127,636,629

Liabilities
Investments purchased payable	547,859,279	–	2,105,313	–	–
Management fees payable	296,559	29,585	240,934	10,274	866
Professional fees payable	59,829	33,159	44,213	32,298	31,842
Custodian fees payable	47,229	4,697	26,322	5,251	5,288
Printing fees payable	7,468	695	3,496	544	336
Transfer agent fees payable	38,560	4,421	24,961	5,523	2,369
Income dividends payable	21,596	19,069	30,475	3,039	2,587
Officer’s and Trustees’ fees payable	11,812	1,910	5,734	1,378	1,177
Service and distribution fees payable	–	6,580	12,316	–	1,394
Other accrued expenses payable	20,647	4,793	4,036	6,588	2,258

Total liabilities	548,362,979	104,909	2,497,800	64,895	48,117

Net Assets	$5,242,948,827	$283,628,924	$1,602,586,329	$193,240,645	$127,588,512

Net Assets Consist of
Paid-in capital	$5,242,832,495	$283,617,670	$1,602,438,722	$193,240,645	$127,588,512
Undistributed net investment income	–	10,033	2,306	–	–
Accumulated net realized gain	116,332	1,221	145,301	–	–

Net Assets	$5,242,948,827	$283,628,924	$1,602,586,329	$193,240,645	$127,588,512

[1]Investments at cost	$5,790,466,973	$283,420,166	$1,598,270,454	$192,954,936	$127,231,990

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Statements of Assets and Liabilities (concluded)

October 31, 2012	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$4,901,611,464	$233,568,576	$1,212,493,603	$162,188,148	$106,194,229

Shares outstanding[2]	4,901,517,009	233,539,974	1,212,241,202	162,187,191	106,146,417

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$198,061,660	$50,060,348	$64,251,485	$15,875,700	–

Shares outstanding[2]	198,045,381	50,029,360	64,252,870	15,875,660	–

Net asset value	$1.00	$1.00	$1.00	$1.00	–

Cash Management
Net assets	$15,121,563	–	$1,286,769	–	$5,324,164

Shares outstanding[2]	15,121,463	–	1,286,325	–	5,323,177

Net asset value	$1.00	–	$1.00	–	$1.00

Administration
Net assets	$128,154,140	–	$306,762,662	$1,190,517	$3,315,210

Shares outstanding[2]	128,148,642	–	306,689,936	1,190,508	3,312,358

Net asset value	$1.00	–	$1.00	$1.00	$1.00

Select
Net assets	–	–	$15,107,010	$7,599,957	$11,811,804

Shares outstanding[2]	–	–	15,103,611	7,599,886	11,809,333

Net asset value	–	–	$1.00	$1.00	$1.00

Private Client
Net assets	–	–	$1,998,263	$4,600,776	$505,556

Shares outstanding[2]	–	–	1,997,970	4,600,750	505,012

Net asset value	–	–	$1.00	$1.00	$1.00

Premier
Net assets	–	–	$686,537	$1,785,547	$437,549

Shares outstanding[2]	–	–	686,225	1,785,537	437,495

Net asset value	–	–	$1.00	$1.00	$1.00

2 Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	49

Statements of Operations

Year Ended October 31, 2012	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest – unaffiliated	$263,426	$24,516,610	$14,159,374	$146,675,469	$24,481,639
Interest – affiliated	–	42,009	–	187,241	–

Total investment income	263,426	24,558,619	14,159,374	146,862,710	24,481,639

Expenses
Management	578,835	27,144,672	11,609,572	83,876,671	36,015,828
Service and distribution – class specific	35,568	2,127,971	1,563,976	12,231,328	9,011,560
Registration	37,477	79,049	57,597	90,626	69,203
Professional	33,507	155,710	76,699	465,992	194,686
Transfer agent	19,359	543,329	196,638	1,780,059	636,998
Custodian	8,084	348,936	111,704	1,054,226	433,620
Printing	4,920	45,097	15,806	112,387	73,907
Officer and Trustees	6,800	175,304	48,056	516,596	255,453
Miscellaneous	34,652	204,944	110,225	655,469	221,798

Total expenses	759,202	30,825,012	13,790,273	100,783,354	46,913,053
Less management fees waived	(478,762)	(5,369,102)	(4,454,228)	(4,819,290)	(15,175,731)
Less service and distribution fees waived – class specific	(35,562)	(2,115,479)	(699,630)	(7,097,182)	(9,005,910)
Less fees paid indirectly	(76)	(729)	(303)	(2,645)	(319)

Total expenses after fees waived and paid indirectly	244,802	23,339,702	8,636,112	88,864,237	22,731,093

Net investment income	18,624	1,218,917	5,523,262	57,998,473	1,750,546

Realized Gain
Net realized gain from Investments	8,712	93,452	400,347	2,291,549	342,657

Net Increase in Net Assets Resulting from Operations	$27,336	$1,312,369	$5,923,609	$60,290,022	$2,093,203

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Statements of Operations (concluded)

Year Ended October 31, 2012	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$3,733,310	$946,406	$4,856,507	$508,362	$319,118

Expenses
Management	11,319,762	1,137,416	6,739,271	971,327	580,729
Service and distribution – class specific	601,135	156,605	908,439	173,518	152,915
Transfer agent	272,321	26,048	134,615	28,973	12,586
Custodian	115,079	11,234	56,499	9,882	6,975
Officer and Trustees	79,405	7,393	30,265	6,714	5,435
Professional	75,306	44,229	58,349	49,823	49,370
Registration	39,168	57,916	87,753	24,145	17,967
Printing	24,068	6,225	13,006	4,292	5,512
Miscellaneous	109,887	20,465	65,325	15,871	12,615

Total expenses	12,636,131	1,467,531	8,093,522	1,284,545	844,104
Less management fees waived	(8,302,985)	(661,728)	(3,100,818)	(647,003)	(409,131)
Less service and distribution fees waived – class specific	(601,113)	(99,808)	(726,335)	(170,164)	(147,919)
Less fees paid indirectly	(262)	(79)	(295)	(103)	(40)

Total expenses after fees waived and paid indirectly	3,731,771	705,916	4,266,074	467,275	287,014

Net investment income	1,539	240,490	590,433	41,087	32,104

Realized Gain
Net realized gain from investments	144,994	1,351	145,332	–	–

Net Increase in Net Assets Resulting from Operations	$146,533	$241,841	$735,765	$41,087	$32,104

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	51

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund

	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011

Operations
Net investment income	$18,624	$5,586	$1,218,917	$2,295,915
Net realized gain	8,712	18,760	93,452	627,831

Net increase in net assets resulting from operations	27,336	24,346	1,312,369	2,923,746

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(17,370)	(5,154)	(1,183,276)	(2,277,816)
Dollar	(1,121)	(377)	(25,193)	(13,082)
Cash Management	–	(28)	(306)	(345)
Cash Reserve	–	–	(85)	(63)
Administration	(133)	(27)	(1,365)	(628)
Select	–	–	(7,118)	(3,625)
Private Client	–	–	(1,306)	(688)
Premier	–	–	(71)	(91)
Net realized gain:
Institutional	(15,264)	(21,501)	(351,428)	(964,746)
Dollar	(1,133)	(1,819)	(12,775)	(38,501)
Cash Management	(2)	(87)	(304)	(908)
Cash Reserve	–	–	(43)	(152)
Administration	(103)	(56)	(508)	(2,098)
Select	–	–	(3,055)	(8,667)
Private Client	–	–	(621)	(1,786)
Premier	–	–	(29)	(197)

Decrease in net assets resulting from dividends and distributions to shareholders.	(35,126)	(29,049)	(1,587,483)	(3,313,393)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(24,296,837)	(16,121,961)	(1,111,655,652)	(672,073,012)

Net Assets
Total decrease in net assets	(24,304,627)	(16,126,664)	(1,111,930,766)	(672,462,659)
Beginning of year	224,960,462	241,087,126	13,276,059,697	13,948,522,356

End of year	$200,655,835	$224,960,462	$12,164,128,931	$13,276,059,697

Undistributed net investment income	$583	–	$197	–

[1]Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund

	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011	2012	2011

Operations
Net investment income	$5,523,262	$9,484,321	$57,998,473	$69,747,276	$1,750,546	$594,552
Net realized gain	400,347	317,413	2,291,549	3,137,352	342,657	102,043

Net increase in net assets resulting from operations	5,923,609	9,801,734	60,290,022	72,884,628	2,093,203	696,595

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(5,460,292)	(9,454,086)	(56,725,734)	(69,064,890)	(1,569,850)	(539,301)
Dollar	(62,861)	(21,946)	(158,253)	(49,153)	(50,570)	(22,376)
Cash Management	–	–	(28,425)	(40,234)	(112,534)	(24,173)
Cash Reserve	–	–	(1,534)	(509)	–	–
Administration	(109)	(5,175)	(1,083,093)	(590,221)	(2,187)	(1,772)
Select	–	–	(462)	(188)	(16,233)	(7,678)
Private Client	–	–	(12)	(5)	–	–
Premier	–	–	(20)	(8)	(26)	(174)
Net realized gain:
Institutional	(359,028)	(421,753)	(3,086,009)	(1,591,325)	(107,131)	(220,148)
Dollar	(55,280)	(43,242)	(119,939)	(55,401)	(3,152)	(12,513)
Cash Management	–	–	(20,210)	(13,857)	(9,508)	(27,213)
Cash Reserve	–	–	(1,191)	(734)	–	–
Administration	(199)	(688)	(158,467)	(59,596)	(136)	(1,150)
Select	–	–	(38,190)	(17,191)	(800)	(6,558)
Private Client	–	–	(998)	(469)	–	–
Premier	–	–	(1,679)	(866)	(5)	(40)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,937,769)	(9,946,890)	(61,424,216)	(71,484,647)	(1,872,132)	(863,096)

Capital Share Transactions
Net increase (decrease) in net assets derived from capitals hare transactions	(642,268,508)	(3,712,277,135)	1,938,315,847	(22,669,752,513)	5,424,103,129	7,749,317,958

Net Assets
Total increase (decrease) in net assets	(642,282,668)	(3,712,422,291)	1,937,181,653	(22,668,352,532)	5,424,324,200	7,749,151,457
Beginning of year	4,817,048,781	8,529,471,072	46,473,176,817	69,141,529,349	14,278,756,726	6,529,605,269

End of year	$4,174,766,113	$4,817,048,781	$48,410,358,470	$46,473,176,817	$19,703,080,926	$14,278,756,726

Undistributed net investment income	–	–	$18,582	–	–	–

[1]Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	53

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund

	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011	2012	2011

Operations
Net investment income	$1,539	$1,246	$240,490	$657,364	$590,433	$2,324,932
Net realized gain	144,994	182,628	1,351	1,201	145,332	46,723

Net increase in net assets resulting from operations	146,533	183,874	241,841	658,565	735,765	2,371,655

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,447)	(1,141)	(240,470)	(656,848)	(575,355)	(2,239,140)
Dollar	(48)	(50)	(20)	(516)	(2,239)	(1,853)
Cash Management	(4)	(4)	–	–	(32)	(33)
Administration	(40)	(51)	–	–	(12,140)	(83,434)
Select	–	–	–	–	(372)	(313)
Private Client	–	–	–	–	(39)	(41)
Premier	–	–	–	–	(256)	(118)
Net realized gain:
Institutional	(200,347)	(106,506)	(1,043)	(3,018)	(3,390)	–
Dollar	(5,833)	(7,330)	(288)	(530)	(271)	–
Cash Management	(435)	(952)	–	–	(3)	–
Administration	(5,260)	(3,518)	–	–	(823)	–
Select	–	–	–	–	(34)	–
Private Client	–	–	–	–	(4)	–
Premier	–	–	–	–	(30)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(213,414)	(119,552)	(241,821)	(660,912)	(594,988)	(2,324,932)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	85,997,493	1,910,250,089	(116,736,364)	(422,883,049)	(491,722,046)	(1,128,324,866)

Net Assets
Total increase (decrease) in net assets	85,930,612	1,910,314,411	(116,736,344)	(422,885,396)	(491,581,269)	(1,128,278,143)
Beginning of year	5,157,018,215	3,246,703,804	400,365,268	823,250,664	2,094,167,598	3,222,445,741

End of year	$5,242,948,827	$5,157,018,215	$283,628,924	$400,365,268	$1,602,586,329	$2,094,167,598

Undistributed net investment Income	–	–	$10,033	$10,033	$2,306	$2,306

[1] Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011

Operations
Net investment income	$41,087	$320,740	$32,104	$105,406
Net realized gain	–	–	–	4,080

Net increase in net assets resulting from operations	41,087	320,740	32,104	109,486

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(39,361)	(319,335)	(30,543)	(104,411)
Dollar	(510)	(182)	–	–
Cash Management	–	–	(356)	(116)
Administration	(79)	(691)	(476)	(658)
Select	(749)	(355)	(655)	(166)
Private Client	(280)	(129)	(53)	(50)
Premier	(108)	(48)	(21)	(5)
Net realized gain:
Institutional	–	(405,803)	(3,342)	(432,372)
Dollar	–	(10,135)	–	(30)
Cash Management	–	(3)	(136)	(15,435)
Administration	–	(1,965)	(320)	(35,024)
Select	–	(21,905)	(262)	(21,300)
Private Client	–	(6,315)	(17)	(8,063)
Premier	–	(2,334)	(8)	(861)

Decrease in net assets resulting from dividends and distributions to shareholders	(41,087)	(769,200)	(36,189)	(618,491)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(123,565,563)	(4,873,948)	(27,644,473)	(80,504,025)

Net Assets
Total decrease in net assets	(123,565,563)	(5,322,408)	(27,648,558)	(81,013,030)
Beginning of year	316,806,208	322,128,616	155,237,070	236,250,100

End of year	$193,240,645	$316,806,208	$127,588,512	$155,237,070

[1] Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	55

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0001	0.0043	0.0283
Net realized gain	0.0001	0.0001	0.0003	0.0002	–
Net increase from investment operations	0.0002	0.0001	0.0004	0.0045	0.0283
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0001)	(0.0043)	(0.0283)
Net realized gain	(0.0001)	(0.0001)	(0.0003)	(0.0002)	–
Total dividends and distributions	(0.0002)	(0.0001)	(0.0004)	(0.0045)	(0.0283)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.05%	0.45%	2.86%

Ratios to Average Net Assets
Total expenses	0.33%	0.33%	0.32%	0.33%	0.30%
Total expenses after fees waived and paid indirectly	0.11%	0.15%	0.18%	0.23%	0.20%
Net investment income	0.01%	0.00%	0.01%	0.47%	2.88%

Supplemental Data
Net assets, end of year (000)	$188,110	$207,357	$217,013	$374,728	$314,886

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0000	0.0026	0.0258
Net realized gain	0.0001	0.0001	0.0003	0.0002	–
Net increase from investment operations	0.0002	0.0001	0.0003	0.0028	0.0258
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0026)	(0.0258)
Net realized gain	(0.0001)	(0.0001)	(0.0003)	(0.0002)	–
Total dividends and distributions	(0.0002)	(0.0001)	(0.0003)	(0.0028)	(0.0258)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.03%	0.28%	2.61%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.56%
Total expenses after fees waived and paid indirectly	0.11%	0.14%	0.19%	0.43%	0.45%
Net investment income	0.01%	0.00%	0.00%	0.30%	2.34%

Supplemental Data
Net assets, end of year (000)	$10,917	$16,579	$23,316	$19,993	$168,573

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Year Ended October 31,			Period April 24, 2009[1] to October 31, 2009		Period November 1, 2007 to August 12, 2008[1]		Period June 1, 2007[2] to October 31, 2007
	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0001	0.0000	0.0000	0.0002		0.0232		0.0201
Net realized gain	0.0001	0.0001	0.0003	0.0002		–		–

Net increase from investment operations	0.0002	0.0001	0.0003	0.0004		0.0232		0.0201

Dividends and distributions from:[3]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0002)		(0.0232)		(0.0201)
Net realized gain	(0.0001)	(0.0001)	(0.0003)	(0.0002)		–		–

Total dividends and distributions	(0.0002)	(0.0001)	(0.0003)	(0.0004)		(0.0232)		(0.0201)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return[4]
Total investment return	0.02%	0.01%	0.03%	0.03%	[5]	2.34%	[5]	2.01%	[5]

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.42%	0.43%	[6]	0.39%	[6]	0.40%	[6]

Total expenses after fees waived and paid indirectly	0.11%	0.13%	0.21%	0.25%	[6]	0.30%	[6]	0.30%	[6]

Net investment income	0.01%	0.00%	0.00%	0.00%	[6]	3.15%	[6]	4.88%	[6]

Supplemental Data
Net assets, end of period (000)	$1,629	$858	$508	$99		–		$33,680

[1]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

[2]	Commencement of operations.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	57

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0002	0.0006	0.0042	0.0289
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0003	0.0007	0.0042	0.0289
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0002)	(0.0006)	(0.0042)	(0.0289)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0003)	(0.0007)	(0.0042)	(0.0289)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.03%	0.07%	0.42%	2.93%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.23%	0.22%
Total expenses after fees waived and paid indirectly	0.17%	0.17%	0.20%	0.22%	0.20%
Net investment income	0.01%	0.02%	0.07%	0.39%	2.74%

Supplemental Data
Net assets, end of year (000)	$11,698,677	$12,617,763	$13,129,908	$13,937,909	$10,300,496

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0000	0.0022	0.0264
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0001	0.0022	0.0264
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0022)	(0.0264)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0022)	(0.0264)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.22%	2.68%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.46%	0.48%	0.48%
Total expenses after fees waived and paid indirectly	0.17%	0.19%	0.26%	0.43%	0.45%
Net investment income	0.01%	0.00%	0.00%	0.23%	2.50%

Supplemental Data
Net assets, end of year (000)	$ 325,447	$ 494,151	$ 590,682	$ 778,298	$ 1,148,784

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (continued)	FedFund

	Cash Management
	Year Ended October 31,				Period August 12, 2008[1] to October 31, 2008
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0000	0.0012	0.0032
Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0001	0.0012	0.0032
Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0012)	(0.0032)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0012)	(0.0032)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%	0.01%	0.01%	0.12%	0.32%	[4]

Ratios to Average Net Assets
Total expenses	0.71%	0.72%	0.71%	0.73%	0.72%	[5]
Total expenses after fees waived and paid indirectly	0.16%	0.19%	0.26%	0.51%	0.69%	[5]
Net investment income	0.01%	0.00%	0.00%	0.12%	1.45%	[5]

Supplemental Data

Net assets, end of period (000)	$2,350	$11,720	$13,630	$26,633	$25,057

	Cash Reserve
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0000	0.0000	0.0016	0.0250

Net realized gain	–	0.0001	0.0001	–	–
Net increase from investment operations	0.0001	0.0001	0.0001	0.0016	0.0250
Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0016)	(0.0250)
Net realized gain	–	(0.0001)	(0.0001)	–	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0016)	(0.0250)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%	0.01%	0.01%	0.16%	2.52%

Ratios to Average Net Assets
Total expenses	0.61%	0.62%	0.61%	0.63%	0.63%
Total expenses after fees waived and paid indirectly	0.17%	0.20%	0.26%	0.48%	0.60%
Net investment income	0.01%	0.00%	0.00%	0.16%	2.18%

Supplemental Data
Net assets, end of year (000)	$208	$1,693	$2,244	$4,046	$4,336

[1]	Commencement of operations.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	59

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0032	0.0280
Net realized gain	–	0.0001	0.0001	–	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0280

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0032)	(0.0280)
Net realized gain	–	(0.0001)	(0.0001)	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0280)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.32%	2.83%

Ratios to Average Net Assets
Total expenses	0.31%	0.32%	0.31%	0.33%	0.32%

Total expenses after fees waived and paid indirectly	0.17%	0.20%	0.26%	0.32%	0.30%

Net investment income	0.01%	0.00%	0.00%	0.34%	2.51%

Supplemental Data
Net assets, end of year (000)	$18,664	$17,543	$47,616	$111,129	$134,241

	Select
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0007	0.0209
Net realized gain	–	0.0001	0.0001	–	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0007	0.0209

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0007)	(0.0209)
Net realized gain	–	(0.0001)	(0.0001)	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0007)	(0.0209)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.07%	2.11%

Ratios to Average Net Assets
Total expenses	1.06%	1.07%	1.06%	1.08%	1.07%

Total expenses after fees waived and paid indirectly	0.17%	0.19%	0.26%	0.56%	1.00%

Net investment income	0.01%	0.00%	0.00%	0.06%	2.03%

Supplemental Data
Net assets, end of year (000)	$100,792	$107,781	$130,268	$181,556	$166,590

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0013	0.0241
Net realized gain	–	0.0001	0.0001	–	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0241

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0013)	(0.0241)
Net realized gain	–	(0.0001)	(0.0001)	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0241)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.13%	2.44%

Ratios to Average Net Assets
Total expenses	1.06%	1.07%	1.06%	1.08%	1.07%

Total expenses after fees waived and paid indirectly	0.17%	0.19%	0.26%	0.55%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.18%	2.59%

Supplemental Data
Net assets, end of year (000)	$16,948	$24,454	$25,918	$41,179	$102,147

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0013	0.0241
Net realized gain	–	0.0001	0.0001	–	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0241

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0013)	(0.0241)
Net realized gain	–	(0.0001)	(0.0001)	–	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0241)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.13%	2.44%

Ratios to Average Net Assets
Total expenses	0.81%	0.82%	0.81%	0.83%	0.82%

Total expenses after fees waived and paid indirectly	0.17%	0.20%	0.26%	0.53%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.11%	2.47%

Supplemental Data
Net assets, end of year (000)	$1,042	$953	$8,256	$86,563	$91,990

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	61

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015	0.0013	0.0019	0.0090	0.0336
Net realized gain	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0016	0.0014	0.0019	0.0090	0.0336

Dividends and distributions from:[1]
Net investment income	(0.0015)	(0.0013)	(0.0019)	(0.0090)	(0.0336)
Net realized gain	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0016)	(0.0014)	(0.0019)	(0.0090)	(0.0336)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.16%	0.14%	0.19%	0.90%	3.42%

Ratios to Average Net Assets
Total expenses	0.28%	0.24%	0.25%	0.27%	0.22%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.21%	0.18%

Net investment income	0.15%	0.14%	0.19%	0.85%	3.46%

Supplemental Data
Net assets, end of year (000)	$3,622,878	$4,139,893	$7,833,532	$6,992,221	$6,073,793

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0065	0.0313
Net realized gain	0.0001	0.0001	–	–	–

Net increase from investment operations	0.0002	0.0001	0.0000	0.0065	0.0313

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0065)	(0.0313)
Net realized gain	(0.0001)	(0.0001)	–	–	–

Total dividends and distributions	(0.0002)	(0.0001)	(0.0000)	(0.0065)	(0.0313)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.00%	0.65%	3.16%

Ratios to Average Net Assets
Total expenses	0.53%	0.50%	0.50%	0.52%	0.48%

Total expenses after fees waived and paid indirectly	0.32%	0.31%	0.36%	0.46%	0.44%

Net investment income	0.01%	0.00%	0.00%	0.67%	3.07%

Supplemental Data
Net assets, end of year (000)	$551,888	$677,156	$680,296	$879,332	$1,011,158

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0012	0.0016	0.0086	0.0338
Net realized gain	0.0001	–

Net increase from investment operations	0.0014	0.0012	0.0016	0.0086	0.0338

Dividends and distributions from:[1]
Net investment income	(0.0013)	(0.0012)	(0.0016)	(0.0086)	(0.0338)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0014)	(0.0012)	(0.0016)	(0.0086)	(0.0338)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.14%	0.12%	0.16%	0.87%	3.43%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.21%	0.19%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.21%	0.18%

Net investment income	0.14%	0.12%	0.16%	0.83%	3.33%

Supplemental Data
Net assets, end of year (000)	$43,032,035	$41,826,560	$64,366,170	$58,792,099	$43,874,587

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0062	0.0313
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0002	0.0001	0.0000	0.0062	0.0313

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0062)	(0.0313)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0002)	(0.0001)	(0.0000)	(0.0062)	(0.0313)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.00%	0.62%	3.18%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.46%	0.44%

Total expenses after fees waived and paid indirectly	0.31%	0.30%	0.34%	0.45%	0.43%

Net investment income	0.01%	0.00%	0.00%	0.68%	3.14%

Supplemental Data
Net assets, end of year (000)	$1,941,890	$1,787,059	$1,820,807	$3,788,512	$6,546,254

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	63

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0045	0.0288
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0002	0.0001	0.0000	0.0045	0.0288

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0045)	(0.0288)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0002)	(0.0001)	(0.0000)	(0.0045)	(0.0288)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.71%	0.69%

Total expenses after fees waived and paid indirectly	0.31%	0.28%	0.35%	0.62%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.48%	2.77%

Supplemental Data
Net assets, end of year (000)	$300,910	$270,280	$613,283	$835,930	$1,155,402

	Cash Reserve
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0051	0.0298
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0002	0.0001	0.0000	0.0051	0.0298

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0051)	(0.0298)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0002)	(0.0001)	(0.0000)	(0.0051)	(0.0298)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.01%	0.00%	0.51%	3.02%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.61%	0.59%

Total expenses after fees waived and paid indirectly	0.30%	0.31%	0.34%	0.54%	0.58%

Net investment income	0.01%	0.00%	0.00%	0.45%	3.09%

Supplemental Data
Net assets, end of year (000)	$13,130	$16,695	$33,627	$16,312	$10,398

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0003	0.0006	0.0076	0.0328
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0005	0.0003	0.0006	0.0076	0.0328

Dividends and distributions from:[1]
Net investment income	(0.0004)	(0.0003)	(0.0006)	(0.0076)	(0.0328)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0005)	(0.0003)	(0.0006)	(0.0076)	(0.0328)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.06%	0.04%	0.06%	0.76%	3.33%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.31%	0.29%

Total expenses after fees waived and paid indirectly	0.27%	0.27%	0.28%	0.31%	0.28%

Net investment income	0.05%	0.03%	0.06%	0.75%	3.25%

Supplemental Data
Net assets, end of year (000)	$2,548,103	$1,953,551	$1,681,583	$2,007,285	$2,079,257

	Select
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0031	0.0256
Net realized gain	0.0001	–	–	–	–

Net increase from investment operations	0.0001	0.0000	0.0000	0.0031	0.0256

Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0031)	(0.0256)
Net realized gain	(0.0001)	–	–	–	–

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0031)	(0.0256)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.00%	0.00%	0.31%	2.59%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.06%	1.04%

Total expenses after fees waived and paid indirectly	0.32%	0.30%	0.34%	0.77%	1.00%

Net investment income	0.00%	0.00%	0.00%	0.32%	2.56%

Supplemental Data
Net assets, end of year (000)	$536,971	$586,363	$563,559	$829,031	$922,457

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	65

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0045	0.0288
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0001	0.0000	0.0000	0.0045	0.0288
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0045)	(0.0288)
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0045)	(0.0288)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.00%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.07%	1.04%
Total expenses after fees waived and paid indirectly	0.32%	0.30%	0.34%	0.66%	0.68%
Net investment income	0.00%	0.00%	0.00%	0.65%	3.03%

Supplemental Data
Net assets, end of year (000)	$19,248	$12,658	$19,942	$30,502	$148,322

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0045	0.0288
Net realized gain	0.0001	–	–	–	–
Net increase from investment operations	0.0001	0.0000	0.0000	0.0045	0.0288
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0045)	(0.0288)
Net realized gain	(0.0001)	–	–	–	–
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0045)	(0.0288)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.00%	0.00%	0.45%	2.92%

Ratios to Average Net Assets
Total expenses.	0.79%	0.79%	0.79%	0.81%	0.79%
Total expenses after fees waived and paid indirectly	0.31%	0.31%	0.32%	0.64%	0.68%
Net investment income	0.00%	0.00%	0.00%	0.50%	2.99%

Supplemental Data
Net assets, end of year (000)	$18,072	$20,011	$42,558	$220,876	$338,821

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0001	0.0001	0.0012	0.0224
Net realized gain	–	–	0.0001	0.0001	–
Net increase from investment operations	0.0001	0.0001	0.0002	0.0013	0.0224
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0012)	(0.0224)
Net realized gain	–	–	(0.0001)	(0.0001)	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0013)	(0.0224)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.02%	0.13%	2.26%

Ratios to Average Net Assets
Total expenses	0.20%	0.22%	0.22%	0.25%	0.22%
Total expenses after fees waived and paid indirectly	0.12%	0.11%	0.18%	0.23%	0.21%
Net investment income	0.01%	0.01%	0.02%	0.17%	2.01%

Supplemental Data
Net assets, end of year (000)	$17,649,086	$12,586,527	$5,571,099	$5,753,138	$18,422,915

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0001	0.0000	0.0002	0.0199
Net realized gain	–	–	0.0001	0.0001	–
Net increase from investment operations	0.0001	0.0001	0.0001	0.0003	0.0199
Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0002)	(0.0199)
Net realized gain	–	–	(0.0001)	(0.0001)	–
Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0199)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.03%	2.00%

Ratios to Average Net Assets
Total expenses	0.45%	0.47%	0.47%	0.50%	0.47%
Total expenses after fees waived and paid indirectly	0.12%	0.12%	0.20%	0.36%	0.45%
Net investment income	0.01%	0.01%	0.00%	0.04%	2.13%

Supplemental Data
Net assets, end of year (000)	$479,912	$497,029	$406,682	$339,493	$973,576

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	67

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0001	0.0174
Net realized gain	–	–	0.0001	0.0001	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0174

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0001)	(0.0174)
Net realized gain	–	–	(0.0001)	(0.0001)	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0174)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.02%	1.75%

Ratios to Average Net Assets
Total expenses	0.70%	0.72%	0.72%	0.74%	0.72%

Total expenses after fees waived and paid indirectly	0.12%	0.13%	0.20%	0.34%	0.70%

Net investment income	0.01%	0.00%	0.00%	0.01%	1.78%

Supplemental Data
Net assets, end of year (000)	$1,454,450	$1,030,126	$254,091	$470,609	$543,153

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0005	0.0214
Net realized gain	–	–	0.0001	0.0001	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0006	0.0214

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0005)	(0.0214)
Net realized gain	–	–	(0.0001)	(0.0001)	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0006)	(0.0214)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.01%	0.01%	0.06%	2.16%

Ratios to Average Net Assets
Total expenses	0.30%	0.32%	0.32%	0.34%	0.31%

Total expenses after fees waived and paid indirectly	0.12%	0.13%	0.20%	0.29%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.06%	2.30%

Supplemental Data
Net assets, end of year (000)	$16,431	$32,718	$35,370	$38,571	$44,215

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (concluded)	T-Fund

	Select
	Year Ended October 31,				Period February 28, 2008[1] to October 31, 2008
	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0003	0.0061
Net realized gain	–	–	0.0001	0.0001	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0004	0.0061

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0003)	(0.0061)
Net realized gain	–	–	(0.0001)	(0.0001)	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0004)	(0.0061)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%	0.01%	0.01%	0.04%	0.61%	[4]

Ratios to Average Net Assets
Total expenses	1.05%	1.07%	1.07%	1.10%	1.07%	[5]

Total expenses after fees waived and paid indirectly	0.12%	0.13%	0.19%	0.32%	0.91%	[5]

Net investment income	0.01%	0.00%	0.00%	0.03%	0.66%	[5]

Supplemental Data
Net assets, end of period (000)	$103,189	$132,339	$261,679	$233,098	$218,773

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000	0.0003	0.0176
Net realized gain	–	–	0.0001	0.0001	–

Net increase from investment operations	0.0001	0.0001	0.0001	0.0004	0.0176

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)	(0.0003)	(0.0176)
Net realized gain	–	–	(0.0001)	(0.0001)	–

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0004)	(0.0176)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]
Total investment return	0.01%	0.01%	0.01%	0.04%	1.77%

Ratios to Average Net Assets
Total expenses	0.80%	0.82%	0.82%	0.85%	0.82%

Total expenses after fees waived and paid indirectly	0.13%	0.07%	0.18%	0.33%	0.68%

Net investment income	0.01%	0.01%	0.00%	0.05%	1.43%

Supplemental Data
Net assets, end of year (000)	$13	$17	$684	$104,295	$189,222

[1]	Commencement of operations.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	69

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0009	0.0199
Net realized gain	–	–	0.0001	0.0002	–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0011	0.0199
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0199)
Net realized gain	–	–	(0.0001)	(0.0002)	–
Total dividends and distributions:	(0.0000)	(0.0000)	(0.0001)	(0.0011)	(0.0199)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.01%	0.11%	2.01%

Ratios to Average Net Assets
Total expenses	0.23%	0.24%	0.25%	0.26%	0.24%
Total expenses after fees waived and paid indirectly	0.07%	0.09%	0.13%	0.23%	0.20%
Net investment income	0.00%	0.00%	0.00%	0.13%	1.73%

Supplemental Data
Net assets, end of year (000)	$4,901,611	$4,836,239	$2,879,900	$4,229,992	$6,669,302

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0003	0.0174
Net realized gain	–	–	0.0001	0.0002	–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0005	0.0174
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0174)
Net realized gain	–	–	(0.0001)	(0.0002)	–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0005)	(0.0174)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.01%	0.05%	1.75%

Ratios to Average Net Assets
Total expenses	0.48%	0.49%	0.50%	0.51%	0.49%
Total expenses after fees waived and paid indirectly	0.08%	0.10%	0.14%	0.36%	0.45%
Net investment income	0.00%	0.00%	0.00%	0.08%	1.39%

Supplemental Data
Net assets, end of year (000)	$198,062	$160,529	$220,837	$107,483	$632,855

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0001	0.0149
Net realized gain	–	–	0.0001	0.0002	–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0003	0.0149
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0149)
Net realized gain	–	–	(0.0001)	(0.0002)	–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0003)	(0.0149)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.01%	0.03%	1.50%

Ratios to Average Net Assets
Total expenses	0.73%	0.74%	0.75%	0.76%	0.73%
Total expenses after fees waived and paid indirectly	0.07%	0.10%	0.14%	0.35%	0.70%
Net investment income	0.00%	0.00%	0.01%	0.01%	1.34%

Supplemental Data
Net assets, end of year (000)	$15,122	$7,792	$33,187	$42,613	$109,531

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0005	0.0189
Net realized gain	–	–	0.0001	0.0002	–
Net increase from investment operations	0.0000	0.0000	0.0001	0.0007	0.0189
Dividends and distributions from:[1]
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0005)	(0.0189)
Net realized gain	–	–	(0.0001)	(0.0002)	–
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0007)	(0.0189)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.01%	0.08%	1.90%

Ratios to Average Net Assets
Total expenses	0.33%	0.34%	0.35%	0.36%	0.34%
Total expenses after fees waived and paid indirectly	0.07%	0.08%	0.14%	0.27%	0.30%
Net investment income	0.00%	0.00%	0.00%	0.08%	1.79%

Supplemental Data
Net assets, end of year (000)	$128,154	$152,459	$112,779	$137,760	$234,311

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	71

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0012	0.0018	0.0076	0.0266
Dividends from net investment income[1]	(0.0009)	(0.0012)	(0.0018)	(0.0076)	(0.0266)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.09%	0.12%	0.18%	0.76%	2.68%

Ratios to Average Net Assets
Total expenses	0.40%	0.38%	0.37%	0.42%	0.38%

Total expenses after fees waived and paid indirectly	0.20%	0.20%	0.20%	0.24%	0.17%

Net investment income	0.09%	0.13%	0.18%	0.70%	2.72%

Supplemental Data
Net assets, end of year (000)	$233,569	$324,027	$736,547	$881,869	$459,835

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0051	0.0241
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0051)	(0.0241)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.51%	2.42%

Ratios to Average Net Assets
Total expenses	0.65%	0.63%	0.62%	0.67%	0.63%

Total expenses after fees waived and paid indirectly	0.29%	0.32%	0.38%	0.49%	0.42%

Net investment income	0.00%	0.00%	0.00%	0.46%	2.37%

Supplemental Data
Net assets, end of year (000)	$50,060	$76,338	$86,389	$134,668	$89,851

[1]	Dividends are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0009	0.0013	0.0063	0.0254
Dividends from net investment income[1]	(0.0004)	(0.0009)	(0.0013)	(0.0063)	(0.0254)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.04%	0.09%	0.14%	0.63%	2.56%

Ratios to Average Net Assets
Total expenses	0.34%	0.31%	0.28%	0.30%	0.29%

Total expenses after fees waived and paid indirectly	0.19%	0.19%	0.20%	0.23%	0.20%

Net investment income	0.04%	0.09%	0.13%	0.57%	2.46%

Supplemental Data
Net assets, end of year (000)	$1,212,494	$1,479,126	$2,584,701	$4,233,114	$2,834,406

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0039	0.0229
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0039)	(0.0229)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.39%	2.30%

Ratios to Average Net Assets
Total expenses	0.59%	0.56%	0.53%	0.55%	0.54%

Total expenses after fees waived and paid indirectly	0.23%	0.28%	0.33%	0.47%	0.45%

Net investment income	0.00%	0.00%	0.00%	0.38%	2.21%

Supplemental Data
Net assets, end of year (000)	$64,251	$134,835	$103,206	$188,188	$135,168

[1]	Dividends are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	73

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0022	0.0204
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0022)	(0.0204)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.22%	2.05%

Ratios to Average Net Assets
Total expenses	0.84%	0.81%	0.78%	0.81%	0.79%

Total expenses after fees waived and paid indirectly	0.23%	0.30%	0.33%	0.66%	0.70%

Net investment income	0.00%	0.00%	0.00%	0.26%	1.92%

Supplemental Data
Net assets, end of year (000)	$1,287	$1,384	$22,811	$75,347	$132,115

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0004	0.0053	0.0244
Dividends from net investment income[1]	(0.0000)	(0.0002)	(0.0004)	(0.0053)	(0.0244)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.02%	0.03%	0.53%	2.46%

Ratios to Average Net Assets
Total expenses	0.44%	0.41%	0.38%	0.40%	0.39%

Total expenses after fees waived and paid indirectly	0.22%	0.27%	0.30%	0.33%	0.30%

Net investment income	0.00%	0.02%	0.04%	0.49%	2.35%

Supplemental Data
Net assets, end of year (000)	$306,763	$442,810	$481,305	$777,416	$557,300

[1]	Dividends are determined in accordance with federal income tax regulations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0009	0.0173
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0173)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.09%	1.74%

Ratios to Average Net Assets
Total expenses	1.19%	1.16%	1.13%	1.15%	1.14%

Total expenses after fees waived and paid indirectly	0.23%	0.28%	0.33%	0.77%	1.00%

Net investment income	0.00%	0.00%	0.00%	0.07%	1.70%

Supplemental Data
Net assets, end of year (000)	$15,107	$18,857	$19,190	$30,169	$25,432

	Private Client
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0023	0.0206
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0023)	(0.0206)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.23%	2.07%

Ratios to Average Net Assets
Total expenses	1.19%	1.16%	1.13%	1.16%	1.14%

Total expenses after fees waived and paid indirectly	0.23%	0.29%	0.33%	0.66%	0.68%

Net investment income	0.00%	0.00%	0.00%	0.30%	1.95%

Supplemental Data
Net assets, end of year (000)	$1,998	$2,130	$4,072	$5,575	$29,315

[1]	Dividends are determined in accordance with federal income tax regulations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	75

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0000	0.0000	0.0023	0.0206
Dividends from net investment income[1]	(0.0000)	(0.0000)	(0.0000)	(0.0023)	(0.0206)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.00%	0.00%	0.00%	0.23%	2.07%

Ratios to Average Net Assets
Total expenses	0.94%	0.91%	0.88%	0.90%	0.89%

Total expenses after fees waived and paid indirectly	0.22%	0.28%	0.33%	0.64%	0.68%

Net investment income	0.00%	0.00%	0.00%	0.25%	2.04%

Supplemental Data
Net assets, end of year (000)	$687	$15,026	$7,160	$153,956	$134,994

[1]	Dividends are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights	California Money Fund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0009	0.0016	0.0042	0.0216
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0002	0.0022	0.0016	0.0042	0.0216

Dividends and distributions from:[1]
Net investment income	(0.0002)	(0.0009)	(0.0016)	(0.0042)	(0.0216)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0002)	(0.0022)	(0.0016)	(0.0042)	(0.0216)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.02%	0.22%	0.16%	0.43%	2.18%

Ratios to Average Net Assets
Total expenses	0.43%	0.42%	0.41%	0.44%	0.40%

Total expenses after fees waived and paid indirectly	0.18%	0.19%	0.20%	0.24%	0.20%

Net investment income	0.02%	0.09%	0.16%	0.44%	2.14%

Supplemental Data
Net assets, end of year (000)	$162,188	$284,521	$280,309	$459,650	$669,672

	Dollar
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0020	0.0191
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0001	0.0013	0.0000	0.0020	0.0191

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0020)	(0.0191)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0001)	(0.0013)	(0.0000)	(0.0020)	(0.0191)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.13%	0.00%	0.20%	1.92%

Ratios to Average Net Assets
Total expenses	0.68%	0.67%	0.66%	0.69%	0.65%

Total expenses after fees waived and paid indirectly	0.19%	0.29%	0.36%	0.47%	0.45%

Net investment income	0.01%	0.00%	0.00%	0.19%	2.25%

Supplemental Data
Net assets, end of year (000)	$15,876	$7,631	$15,957	$18,147	$9,421

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	77

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0003	0.0006	0.0033	0.0206
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0001	0.0016	0.0006	0.0033	0.0206

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0003)	(0.0006)	(0.0033)	(0.0206)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0001)	(0.0016)	(0.0006)	(0.0033)	(0.0206)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.16%	0.06%	0.33%	2.08%

Ratios to Average Net Assets
Total expenses	0.53%	0.52%	0.51%	0.54%	0.50%

Total expenses after fees waived and paid indirectly	0.19%	0.26%	0.30%	0.34%	0.30%

Net investment income	0.01%	0.04%	0.06%	0.34%	2.20%

Supplemental Data
Net assets, end of year (000)	$1,191	$1,322	$2,545	$2,676	$2,418

	Select
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0004	0.0136
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0001	0.0013	0.0000	0.0004	0.0136

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0004)	(0.0136)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0001)	(0.0013)	(0.0000)	(0.0004)	(0.0136)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.13%	0.00%	0.04%	1.37%

Ratios to Average Net Assets
Total expenses	1.28%	1.27%	1.26%	1.29%	1.25%

Total expenses after fees waived and paid indirectly	0.19%	0.28%	0.36%	0.62%	1.00%

Net investment income	0.01%	0.00%	0.00%	0.04%	1.36%

Supplemental Data
Net assets, end of year (000)	$7,600	$16,535	$16,658	$40,601	$43,261

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0008	0.0168
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0001	0.0013	0.0000	0.0008	0.0168

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0008)	(0.0168)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0001)	(0.0013)	(0.0000)	(0.0008)	(0.0168)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.13%	0.00%	0.08%	1.69%

Ratios to Average Net Assets
Total expenses	1.28%	1.27%	1.26%	1.29%	1.24%

Total expenses after fees waived and paid indirectly	0.19%	0.28%	0.36%	0.61%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.11%	1.59%

Supplemental Data
Net assets, end of year (000)	$4,601	$5,009	$4,381	$5,403	$24,422

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0008	0.0168
Net realized gain	–	0.0013	–	–	–

Net increase from investment operations	0.0001	0.0013	0.0000	0.0008	0.0168

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0008)	(0.0168)
Net realized gain	–	(0.0013)	–	–	–

Total dividends and distributions	(0.0001)	(0.0013)	(0.0000)	(0.0008)	(0.0168)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.13%	0.00%	0.08%	1.69%

Ratios to Average Net Assets
Total expenses	1.03%	1.02%	1.01%	1.04%	1.00%

Total expenses after fees waived and paid indirectly	0.19%	0.28%	0.36%	0.63%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.08%	1.86%

Supplemental Data
Net assets, end of year (000)	$1,786	$1,786	$2,274	$6,093	$13,530

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	79

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0006	0.0012	0.0044	0.0227
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0002	0.0038	0.0012	0.0044	0.0227

Dividends and distributions from:[1]
Net investment income	(0.0002)	(0.0006)	(0.0012)	(0.0044)	(0.0227)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0002)	(0.0038)	(0.0012)	(0.0044)	(0.0227)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.03%	0.37%	0.12%	0.44%	2.28%

Ratios to Average Net Assets
Total expenses	0.45%	0.43%	0.41%	0.45%	0.40%

Total expenses after fees waived and paid indirectly	0.18%	0.19%	0.20%	0.24%	0.20%

Net investment income	0.02%	0.06%	0.11%	0.44%	2.16%

Supplemental Data
Net assets, end of year (000)	$106,194	$125,869	$192,928	$361,353	$391,793

	Cash Management
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0010	0.0176
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0001	0.0032	0.0000	0.0010	0.0176

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0010)	(0.0176)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0001)	(0.0032)	(0.0000)	(0.0010)	(0.0176)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.32%	0.00%	0.10%	1.77%

Ratios to Average Net Assets
Total expenses	0.95%	0.93%	0.91%	0.95%	0.91%

Total expenses after fees waived and paid indirectly	0.21%	0.25%	0.31%	0.65%	0.70%

Net investment income	0.01%	0.00%	0.00%	0.15%	1.70%

Supplemental Data
Net assets, end of year (000)	$5,324	$5,171	$6,750	$6,968	$20,066

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0002	0.0034	0.0216
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0001	0.0032	0.0002	0.0034	0.0216

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0002)	(0.0034)	(0.0216)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0001)	(0.0032)	(0.0002)	(0.0034)	(0.0216)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.32%	0.03%	0.34%	2.18%

Ratios to Average Net Assets
Total expenses	0.55%	0.53%	0.51%	0.55%	0.51%

Total expenses after fees waived and paid indirectly	0.19%	0.24%	0.29%	0.34%	0.30%

Net investment income	0.01%	0.01%	0.03%	0.36%	2.18%

Supplemental Data
Net assets, end of year (000)	$3,315	$11,153	$12,067	$11,997	$15,587

	Select
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0005	0.0146
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0001	0.0032	0.0000	0.0005	0.0146

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0005)	(0.0146)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0001)	(0.0032)	(0.0000)	(0.0005)	(0.0146)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.32%	0.00%	0.05%	1.47%

Ratios to Average Net Assets
Total expenses	1.30%	1.28%	1.26%	1.30%	1.25%

Total expenses after fees waived and paid indirectly	0.20%	0.25%	0.31%	0.65%	1.00%

Net investment income	0.01%	0.00%	0.00%	0.06%	1.40%

Supplemental Data
Net assets, end of year (000)	$11,812	$10,281	$15,198	$4,512	$6,173

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	81

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0011	0.0178
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0001	0.0032	0.0000	0.0011	0.0178

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0011)	(0.0178)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0001)	(0.0032)	(0.0000)	(0.0011)	(0.0178)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.32%	0.00%	0.11%	1.79%

Ratios to Average Net Assets
Total expenses	1.30%	1.28%	1.26%	1.30%	1.25%

Total expenses after fees waived and paid indirectly	0.20%	0.26%	0.32%	0.60%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.14%	1.68%

Supplemental Data
Net assets, end of year (000)	$506	$2,499	$8,648	$6,556	$13,877

	Premier
	Year Ended October 31,
	2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000	0.0000	0.0011	0.0178
Net realized gain	–	0.0032	–	–	–

Net increase from investment operations	0.0001	0.0032	0.0000	0.0011	0.0178

Dividends and distributions from:[1]
Net investment income	(0.0001)	(0.0000)	(0.0000)	(0.0011)	(0.0178)
Net realized gain	–	(0.0032)	–	–	–

Total dividends and distributions	(0.0001)	(0.0032)	(0.0000)	(0.0011)	(0.0178)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.01%	0.32%	0.00%	0.11%	1.79%

Ratios to Average Net Assets
Total expenses	1.05%	1.04%	1.01%	1.05%	1.01%

Total expenses after fees waived and paid indirectly	0.20%	0.24%	0.32%	0.58%	0.68%

Net investment income	0.01%	0.00%	0.00%	0.11%	2.18%

Supplemental Data
Net assets, end of year (000)	$438	$264	$124	$2,418	$2,387

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from these estimates. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. As of October 31, 2012, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Certain Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended October 31, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	83

Notes to Financial Statements (continued)

Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into a Management Agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess
.095% of the next $1 Billion[1]	of $3 Billion[2]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess
of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion.
TempFund
Management Fee	.350% of the first $1 Billion.
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion.

The Manager, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2013, unless approved by the Board of Directors, including a majority of the independent trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	–
Cash Management	0.50%	–
Cash Reserve	0.40%	–
Administration	0.10%	–
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Notes to Financial Statements (continued)

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2013 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated (i) by a majority of the non-interested Trustees of the Trust of by a vote of a majority of the outstanding voting securities of the Fund or (ii) by the Fund’s distributor, upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective, management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income dividend. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived – class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2012, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$34,008	$30	–	$1,530	–	–	–	$35,568
FedFund	$984,021	$26,297	$5,164	$20,124	$915,224	$170,614	$6,527	$2,127,971
TempCash	$1,563,192	–	–	$784	–	–	–	$1,563,976
TempFund	$3,927,767	$1,411,320	$60,819	$2,066,261	$4,481,796	$153,782	$129,583	$12,231,328
T-Fund	$1,355,998	$6,168,607	–	$23,400	$1,461,631	–	$1,924	$9,011,560
Treasury Trust Fund	$399,775	$67,183	–	$134,177	–	–	–	$601,135
MuniCash	$156,491	–	$114	–	–	–	–	$156,605
MuniFund	$252,304	$7,843	–	$425,701	$154,829	$17,508	$50,254	$908,439
California Money Fund	$21,856	$4	–	$1,305	$100,842	$38,797	$10,714	$173,518
New York Money Fund	–	$33,871	–	$6,971	$102,854	$7,076	$2,143	$152,915

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$34,003	$29	–	$1,530	–	–	–	$35,562
FedFund	$975,138	$26,243	$5,136	$19,625	$912,679	$170,161	$6,497	$2,115,479
TempCash	$699,470	–	–	$160	–	–	–	$699,630
TempFund	$1,959,687	$1,055,497	$41,839	$43,954	$3,766,979	$128,640	$100,586	$7,097,182
T-Fund	$1,354,836	$6,164,636	–	$23,353	$1,461,215	–	$1,870	$9,005,910
Treasury Trust Fund	$399,755	$67,182	–	$134,176	–	–	–	$601,113
MuniCash	$99,723	–	$85	–	–	–	–	$99,808
MuniFund	$217,750	$7,334	–	$288,515	$148,305	$16,797	$47,634	$726,335
California Money Fund	$20,765	$3	–	$1,151	$99,479	$38,267	$10,499	$170,164
New York Money Fund	–	$32,338	–	$6,077	$100,468	$6,954	$2,082	$147,919

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012 attributable to fees received on trade settlements were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Federal Trust Fund	–	$583	$(583)
TempFund	–	$17,642	$(17,642)
T-Fund	–	$854	$(854)
New York Money Fund	$(5)	–	$5

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	85

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended October 31, 2012 and October 31, 2011, was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains*	Total
Federal Trust Fund
10/31/12	–	$35,126	–	$35,126
10/31/11	–	$29,049	–	$29,049
FedFund
10/31/12	–	$1,541,591	$45,892	$1,587,483
10/31/11	–	$3,313,393	–	$3,313,393
TempCash
10/31/12	–	$5,900,095	$37,674	$5,937,769
10/31/11	–	$9,866,568	$80,322	$9,946,890
TempFund
10/31/12	–	$60,719,463	$704,753	$61,424,216
10/31/11	–	$70,890,132	$594,515	$71,484,647
T-Fund
10/31/12	–	$1,872,132	–	$1,872,132
10/31/11	–	$863,096	–	$863,096
Treasury Trust Fund
10/31/12	–	$213,414	–	$213,414
10/31/11	–	$119,552	–	$119,552
MuniCash
10/31/12	$240,490	–	$1,331	$241,821
10/31/11	$657,364	$5,835	–	$663,199
MuniFund
10/31/12	$590,433	–	$4,555	$594,988
10/31/11	$2,324,932	–	–	$2,324,932
California Money Fund
10/31/12	$41,087	–	–	$41,087
10/31/11	$320,740	$447,559	$1,580	$769,879
New York Money Fund
10/31/12	$32,104	–	$4,085	$36,189
10/31/11	$105,406	$513,085	–	$618,491

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of October 31, 2012, the tax components of accumulated net earnings were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Total
Federal Trust Fund	–	$7,301	–	$7,301
FedFund	–	$110,709	–	$110,709
TempCash	–	$439,403	–	$439,403
TempFund	–	$2,393,055	$490,678	$2,883,733
T-Fund	–	$260,434	$1,332	$261,766
Treasury Trust Fund	–	$116,332	–	$116,332
MuniCash	$10,033	$944	$277	$11,254
MuniFund	$2,306	$128,127	$17,174	$147,607

4. Concentration, Market and Credit Risk:

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Notes to Financial Statements (continued)

counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Capital Share Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2012	2011
Institutional
Shares sold	748,762,419	864,967,018
Shares issued in reinvestment of dividends and distributions	5,918	4,905
Shares redeemed	(768,008,715)	(874,622,904)
Net decrease	(19,240,378)	(9,650,981)

Dollar
Shares sold	71,521,612	60,992,116
Shares issued in reinvestment of dividends and distributions	–	283
Shares redeemed	(77,183,228)	(67,729,276)
Net decrease	(5,661,616)	(6,736,877)

	Year Ended October 31,
Federal Trust Fund (concluded)	2012	2011
Cash Management
Shares sold	–	893,760
Shares issued in reinvestment of dividends and distributions	–	115
Shares redeemed	(165,830)	(978,051)
Net decrease	(165,830)	(84,176)

Administration
Shares sold	1,409,707	1,552,097
Shares issued in reinvestment of dividends and distributions	235	83
Shares redeemed	(638,955)	(1,202,107)
Net increase	770,987	350,073
Total Net Decrease	(24,296,837)	(16,121,961)

FedFund
Institutional
Shares sold	118,199,932,867	119,452,660,479
Shares issued in reinvestment of dividends and distributions	915,673	2,082,319
Shares redeemed	(119,119,738,585)	(119,966,520,239)
Net decrease	(918,890,045)	(511,777,441)

Dollar
Shares sold	8,041,235,983	9,157,638,382
Shares issued in reinvestment of dividends and distributions	158	287
Shares redeemed	(8,209,875,677)	(9,254,154,420)
Net decrease	(168,639,536)	(96,515,751)

Cash Management
Shares sold	650,799	601,378
Shares redeemed	(10,019,588)	(2,511,520)
Net decrease	(9,368,789)	(1,910,142)

Cash Reserve
Shares sold	5,119,832	8,911,700
Shares issued in reinvestment of dividends and distributions	116	208
Shares redeemed	(6,605,063)	(9,462,357)
Net decrease	(1,485,115)	(550,449)

Administration
Shares sold	256,828,318	355,732,178
Shares issued in reinvestment of dividends and distributions	–	18
Shares redeemed	(255,697,645)	(385,804,746)
Net increase (decrease)	1,130,673	(30,072,550)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	87

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund (concluded)	2012	2011
Select
Shares sold	78,096,659	191,897,959
Shares issued in reinvestment of dividends and distributions	9,662	12,292
Shares redeemed	(85,091,079)	(214,394,868)

Net decrease	(6,984,758)	(22,484,617)

Private Client
Shares sold	5,992,440	13,854,610
Shares issued in reinvestment of dividends and distributions	1,831	2,474
Shares redeemed	(13,502,729)	(15,320,010)

Net decrease	(7,508,458)	(1,462,926)

Premier
Shares sold	4,366,310	3,390,312
Shares issued in reinvestment of dividends and distributions	96	288
Shares redeemed	(4,276,030)	(10,689,736)

Net increase (decrease)	90,376	(7,299,136)

Total Net Decrease	(1,111,655,652)	(672,073,012)

TempCash
Institutional
Shares sold	33,205,950,356	56,926,168,134
Shares issued in reinvestment of dividends and distributions	1,388,033	2,842,663
Shares redeemed	(33,724,326,301)	(60,622,429,674)

Net decrease	(516,987,912)	(3,693,418,877)

Dollar
Shares sold	2,016,377,327	2,076,155,340
Shares issued in reinvestment of dividends and distributions	69,184	42,570
Shares redeemed	(2,141,727,107)	(2,079,404,887)

Net decrease	(125,280,596)	(3,206,977)

Administration
Shares sold	6,900,000	4,338,718
Shares issued in reinvestment of dividends and distributions	248	5,863
Shares redeemed	(6,900,248)	(19,995,862)

Net decrease	–	(15,651,281)

Total Net Decrease	(642,268,508)	(3,712,277,135)

TempFund
Institutional
Shares sold	533,372,315,754	579,672,276,444
Shares issued in reinvestment of dividends and distributions	24,099,821	31,355,234
Shares redeemed	(532,189,900,878)	(602,243,725,115)

Net increase (decrease)	1,206,514,697	(22,540,093,437)

	Year Ended October 31,
TempFund (concluded)	2012	2011
Dollar
Shares sold	29,482,087,400	25,306,916,265
Shares issued in reinvestment of dividends and distributions	7,891	2,930
Shares redeemed	(29,327,223,355)	(25,341,196,591)

Net increase (decrease)	154,871,936	(34,277,396)

Cash Management
Shares sold	626,789,499	8,339,046,677
Shares issued in reinvestment of dividends and distributions	39,916	51,070
Shares redeemed	(596,194,256)	(8,682,260,098)

Net increase (decrease)	30,635,159	(343,162,351)

Cash Reserve
Shares sold	32,531,647	37,843,125
Shares issued in reinvestment of dividends and distributions	1,290	763
Shares redeemed	(36,097,617)	(54,772,998)

Net decrease	(3,564,680)	(16,929,110)

Administration
Shares sold	7,579,522,311	4,507,758,824
Shares issued in reinvestment of dividends and distributions	249,919	105,482
Shares redeemed	(6,985,185,634)	(4,236,156,076)

Net increase	594,586,596	271,708,230

Select
Shares sold	384,619,668	483,343,829
Shares issued in reinvestment of dividends and distributions	30,524	11,937
Shares redeemed	(434,029,498)	(460,567,476)

Net increase (decrease)	(49,379,306)	22,788,290

Private Client
Shares sold	36,206,537	21,562,832
Shares issued in reinvestment of dividends and distributions	810	310
Shares redeemed	(29,617,313)	(28,849,718)

Net increase (decrease)	6,590,034	(7,286,576)

Premier
Shares sold	31,564,379	52,060,892
Shares issued in reinvestment of dividends and distributions	1,306	534
Shares redeemed	(33,504,274)	(74,561,589)

Net decrease	(1,938,589)	(22,500,163)

Total Net Increase (Decrease)	1,938,315,847	(22,669,752,513)

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Notes to Financial Statements (continued)

	Year Ended October 31,
T-Fund	2012	2011
Institutional
Shares sold	86,699,694,533	63,707,990,097
Shares issued in reinvestment of dividends and distributions	1,020,689	338,281
Shares redeemed	(81,638,391,553)	(56,692,741,558)

Net increase	5,062,323,669	7,015,586,820

Dollar
Shares sold	1,123,293,354	3,509,939,079
Shares issued in reinvestment of dividends and distributions	3,126	1,799
Shares redeemed	(1,140,413,946)	(3,419,590,816)

Net increase (decrease)	(17,117,466)	90,350,062

Cash Management
Shares sold	5,811,752,368	3,704,239,130
Shares issued in reinvestment of dividends and distributions	79,580	9,287
Shares redeemed	(5,387,496,751)	(2,928,212,177)

Net increase	424,335,197	776,036,240

Administration
Shares sold	114,031,278	644,237,418
Shares issued in reinvestment of dividends and distributions	2,232	2,574
Shares redeemed	(130,320,971)	(646,885,289)

Net decrease	(16,287,461)	(2,645,297)

Select
Shares sold	625,811,586	189,084,578
Shares issued in reinvestment of dividends and distributions	17,042	14,236
Shares redeemed	(654,975,884)	(318,440,934)

Net decrease	(29,147,256)	(129,342,120)

Premier
Shares sold	15,708,132	60,956,194
Shares issued in reinvestment of dividends and distributions	33	214
Shares redeemed	(15,711,719)	(61,624,155)

Net decrease	(3,554)	(667,747)

Total Net Increase	5,424,103,129	7,749,317,958

Treasury Trust Fund
Institutional
Shares sold	17,616,375,765	13,420,915,564
Shares issued in reinvestment of dividends and distributions	78,337	43,522
Shares redeemed	(17,551,054,472)	(11,464,692,280)

Net increase	65,399,630	1,956,266,806

	Year Ended October 31,
Treasury Trust Fund (concluded)	2012	2011
Dollar
Shares sold	1,137,977,101	1,246,194,323
Shares issued in reinvestment of dividends and distributions	1,434	2,489
Shares redeemed	(1,100,429,801)	(1,306,507,660)

Net increase (decrease)	37,548,734	(60,310,848)

Cash Management
Shares sold	80,952,747	123,461,767
Shares issued in reinvestment of dividends and distributions	–	106
Shares redeemed	(73,610,294)	(148,844,317)

Net increase (decrease)	7,342,453	(25,382,444)

Administration
Shares sold	119,171,488	264,317,439
Shares issued in reinvestment of dividends and distributions	63	539
Shares redeemed	(143,464,875)	(224,641,403)

Net increase (decrease)	(24,293,324)	39,676,575

Total Net Increase	85,997,493	1,910,250,089

MuniCash
Institutional
Shares sold	1,933,234,985	3,348,239,023
Shares issued in reinvestment of dividends and distributions	28,549	244,604
Shares redeemed	(2,023,721,770)	(3,761,002,281)

Net decrease	(90,458,236)	(412,518,654)

Dollar
Shares sold	41,041,545	706,166,322
Shares issued in reinvestment of dividends and distributions	280	804
Shares redeemed	(67,319,953)	(716,217,228)

Net decrease	(26,278,128)	(10,050,102)

Cash Reserve
Shares sold	314,968	–
Shares redeemed	(314,968)	(314,293)

Net decrease	–	(314,293)

Total Net Decrease	(116,736,364)	(422,883,049)

MuniFund
Institutional
Shares sold	8,252,471,295	13,494,405,585
Shares issued in reinvestment of dividends and distributions	194,514	876,030
Shares redeemed	(8,519,400,489)	(14,600,887,172)

Net decrease	(266,734,680)	(1,105,605,557)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	89

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniFund (concluded)	2012	2011
Dollar
Shares sold	185,270,808	308,159,308
Shares issued in reinvestment of dividends and distributions	8	49
Shares redeemed	(255,860,476)	(276,532,032)

Net increase (decrease)	(70,589,660)	31,627,325

Cash Management
Shares sold	10,788,781	17,328,062
Shares issued in reinvestment of dividends and distributions	30	30
Shares redeemed	(10,886,218)	(38,765,388)

Net decrease	(97,407)	(21,437,296)

Administration
Shares sold	1,440,130,197	1,602,278,773
Shares issued in reinvestment of dividends and distributions	649	276
Shares redeemed	(1,576,208,704)	(1,640,778,222)

Net decrease	(136,077,858)	(38,499,173)

Select
Shares sold	28,896,381	41,848,563
Shares issued in reinvestment of dividends and distributions	373	313
Shares redeemed	(32,647,859)	(42,182,181)

Net decrease	(3,751,105)	(333,305)

Private Client
Shares sold	251,988	1,470,912
Shares issued in reinvestment of dividends and distributions	39	40
Shares redeemed	(383,569)	(3,413,277)

Net decrease	(131,542)	(1,942,325)

Premier
Shares sold	1,339,546	60,551,618
Shares issued in reinvestment of dividends and distributions	255	118
Shares redeemed	(15,679,595)	(52,686,271)

Net increase (decrease)	(14,339,794)	7,865,465
Total Net Decrease	(491,722,046)	(1,128,324,866)

California Money Fund
Institutional
Shares sold	1,038,381,648	1,526,869,999
Shares issued in reinvestment of dividends and distributions	6,012	116,915
Shares redeemed	(1,160,720,293)	(1,522,369,562)

Net increase (decrease)	(122,332,633)	4,617,352

California Money Fund (concluded)	Year Ended October 31,
	2012	2011
Dollar
Shares sold	48,274,505	73,652,622
Shares issued in reinvestment of dividends and distributions	466	7,382
Shares redeemed	(40,030,492)	(81,977,624)

Net increase (decrease)	8,244,479	(8,317,620)

Cash Management
Shares sold	2,456	7,431
Shares issued in reinvestment of dividends and distributions	–	3
Shares redeemed	(5,245)	(9,414)

Net decrease	(2,789)	(1,980)

Administration
Shares sold	2,025,747	2,800,806
Shares redeemed	(2,157,249)	(4,021,956)

Net decrease	(131,502)	(1,221,150)

Select
Shares sold	14,680,294	31,243,057
Shares issued in reinvestment of dividends and distributions	754	350
Shares redeemed	(23,615,693)	(31,342,346)

Net decrease	(8,934,645)	(98,939)

Private Client
Shares sold	4,699,529	2,691,092
Shares issued in reinvestment of dividends and distributions	282	128
Shares redeemed	(5,107,940)	(2,058,311)

Net increase (decrease)	(408,129)	632,909

Premier
Shares sold	4,591	117,394
Shares issued in reinvestment of dividends and distributions	108	47
Shares redeemed	(5,043)	(601,961)

Net decrease	(344)	(484,520)
Total Net Decrease	(123,565,563)	(4,873,948)

New York Money Fund
Institutional
Shares sold	336,460,426	685,200,357
Shares issued in reinvestment of dividends and distributions	4,370	61,361
Shares redeemed	(356,135,902)	(751,848,809)

Net decrease	(19,671,106)	(66,587,091)

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Notes to Financial Statements (concluded)

	Year Ended October 31,
New York Money Fund (continued)	2012	2011
Dollar
Shares sold	–	924,661
Shares issued in reinvestment of dividends and distributions	–	30
Shares redeemed	–	(1,458,656)

Net decrease	–	(533,965)

Cash Management
Shares sold	48,352,253	40,410,195
Shares redeemed	(48,199,266)	(41,981,615)

Net increase (decrease)	152,987	(1,571,420)

Administration
Shares sold	10,281,467	9,765,126
Shares redeemed	(18,119,182)	(10,663,628)

Net decrease	(7,837,715)	(898,502)

Select
Shares sold	21,404,663	16,895,866
Shares issued in reinvestment of dividends and distributions	654	171
Shares redeemed	(19,874,540)	(21,808,846)

Net increase (decrease)	1,530,777	(4,912,809)

	Year Ended October 31,
New York Money Fund (concluded)	2012	2011
Private Client
Shares sold	438,726	247,393
Shares issued in reinvestment of dividends and distributions	53	51
Shares redeemed	(2,432,030)	(6,387,256)

Net decrease	(1,993,251)	(6,139,812)

Premier
Shares sold	564,098	434,821
Shares issued in reinvestment of dividends and distributions	20	5
Shares redeemed	(390,283)	(295,252)

Net increase.	173,835	139,574
Total Net Decrease	(27,644,473)	(80,504,025)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	91

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 21, 2012

Important Tax Information (Unaudited)

All of the net investment income distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund during the taxable year ended October 31, 2012 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund during the fiscal year ended October 31, 2012:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents*
	Month Paid:
	November 2011 - December 2011	January 2012 - October 2012
Federal Trust Fund	100.00%	100.00%
FedFund	100.00%	100.00%
TempCash	100.00%	99.41%
TempFund	100.00%	99.99%
T-Fund	100.00%	100.00%
Treasury Trust Fund	100.00%	100.00%
Federal Obligation Interest**
Federal Trust Fund	48.42%
FedFund	21.43%
TempCash	1.85%
TempFund	4.18%
T-Fund	31.68%
Treasury Trust Fund	0.78%

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in federal obligations at the end of each fiscal quarter.

Additionally, the Funds distributed capital gains per share to shareholders of record on December 21, 2011 as follows:

Long-Term Capital Gain
FedFund	$0.000004
TempCash	$0.000008
TempFund	$0.000016
MuniCash	$0.000004
MuniFund	$0.000002
New York Money Fund	$0.000026

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (“BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three-and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	93

Disclosure of Investment Advisory Agreement (continued)

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2013. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that, in general, each Fund other than Treasury Trust Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that, in general, Treasury Trust Fund performed within the one basis point threshold of its Lipper Performance Universe Peer median for the one-year period reported, and the Fund performed at or

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Disclosure of Investment Advisory Agreement (continued)

above the Peer median of its Lipper Performance Universe in both of the three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of FedFund, TempFund and T-Fund was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of New York Money Fund, TempCash and Treasury Trust Fund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Fund’s Peers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of Federal Trust Fund and MuniCash was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was reasonable relative to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of each of California Money Fund and MuniFund was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that each Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Fund’s total operating expenses as a percentage of the Fund’s average daily net assets, on a class-by-class basis, as applicable. The Board further noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	95

Disclosure of Investment Advisory Agreement (concluded)

increases above certain contractually specified levels. The Board additionally noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund and, in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon the combined aggregate asset level of the four Funds. In their consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The

Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust, with respect to each Fund, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 103 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 103 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 103 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 103 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	33 RICs consisting of 103 Portfolios	AIMS Worldwide, Inc. (marketing)
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 103 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 103 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for- profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 103 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 103 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 103 Portfolios	None

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	97

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 103 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 103 Portfolios	None

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	158 RICs consisting of 277 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Adminis- trative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	158 RICs consisting of 277 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7450.

Effective May 15, 2012, Ian A. MacKinnon became a Trustee of the Trust.

Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Trust and Benjamin Archibald became Secretary of the Trust.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	99

Officers and Trustees (concluded)

Investment Advisor and	Accounting Agent, Sub-Administrator and	Independent Registered Public
Administrator	Transfer Agent	Accounting Firm
BlackRock Advisors, LLC	BNY Mellon Investment	Deloitte & Touche LLP
Wilmington, DE 19809	Servicing (US) Inc.	Philadelphia, PA 19103
Wilmington, DE 19809

Custodian	Distributor	Legal Counsel
The Bank of New York Mellon	BlackRock Investments, LLC	Sidley Austin LLP
New York, NY 10286	New York, NY 10022	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each

Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www. blackrock.com; and (3) on the SEC’s at website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2012	101

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/12-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$21,900	$21,800	$0	$0	$10,100	$10,100	$0	$0
Federal Trust Fund	$21,900	$21,800	$0	$0	$9,100	$9,100	$0	$0
FedFund	$24,100	$24,000	$4,500	$4,500	$9,100	$9,100	$0	$0
MuniCash	$21,900	$21,800	$0	$0	$10,100	$10,100	$0	$0
MuniFund	$24,100	$24,000	$0	$0	$10,100	$10,100	$0	$0
New York Money Fund	$21,900	$21,800	$0	$0	$10,100	$10,100	$0	$0
TempCash	$24,100	$24,000	$0	$0	$10,100	$9,100	$0	$0
TempFund	$26,100	$26,000	$4,500	$4,500	$9,100	$9,100	$0	$0
T-Fund	$24,100	$24,000	$0	$0	$9,100	$9,100	$0	$0
Treasury Trust Fund	$24,100	$24,000	$0	$0	$9,100	$9,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

2

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,100	$10,100
Federal Trust Fund	$9,100	$9,100
FedFund	$13,600	$13,600
MuniCash	$10,100	$10,100
MuniFund	$10,100	$10,100
New York Money Fund	$10,100	$10,100
TempCash	$10,100	$9,100
TempFund	$13,600	$13,600
T-Fund	$9,100	$9,100
Treasury Trust Fund	$9,100	$9,100

3

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of

Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	January 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date:	January 3, 2013